Nuveen Tax-Free
Mutual Funds

Dependable tax-free
income for generations


MUNI BOND

INSURED MUNI BOND





SEMIANNUAL REPORT/AUGUST 31, 1996

    CONTENTS

 3  Dear shareholder
 5  Answering your questions
 8  Fund performance
 9  Portfolio of investments
38  Statement of net assets
39  Statement of operations
40  Statement of changes in net assets
41  Notes to financial statements
50  Financial highlights

Dear
shareholder


"Municipal bonds continue to play an important role in meeting the investment goals of conservative investors."

As I begin my duties as the new chairman and chief executive officer of John Nuveen & Co. Incorporated and chairman of the board of the Nuveen mutual funds, I am pleased to have this opportunity to report to you on the performance of your funds. My experience at Nuveen over the past 19 years has shaped my commitment to maintaining Nuveen's tradition of value investing and prudent management. Our goal is to help our shareholders meet their need for tax-free investment income with a full range of investment choices. We continue to focus on providing attractive levels of income, diversification, and professional research-oriented management, in the belief that this focus will contribute to many more years of investment success for our fund shareholders.

  Municipal bonds continue to play an important role in meeting the investment goals of conservative investors. The performance of the mutual funds covered in this report demonstrates the ability of quality investments to provide attractive tax-free income. As of August 31, 1996, current yields on net asset values for R shares for the Municipal Bond Fund and the Insured Municipal Bond Fund were 5.13% and 5.01%, respectively. To match these yields, an investor in the 36% federal income tax bracket would have had to earn 8.02% and 7.83% on taxable alternatives. Taxable yields at this level on investments of comparable quality can be difficult to achieve in today's markets.

  Market appreciation of bonds in the portfolios further improved investors' overall experience for the 12 months ending August 31, 1996. Total returns on R shares, representing changes in net asset value and reinvestment of all dividends and capital gains, if any, were 5.42% for the Municipal Bond Fund and 5.64% for the Insured Municipal Bond Fund, equivalent to taxable investments with total returns of 8.59% and 8.70%, respectively.

  I would like to take this opportunity to share with you the news of some recent developments that will give Nuveen the flexibility to meet expanded investor needs for capital preservation, current income, and future growth. For nearly 100 years, we have offered products and services designed for the prudent investor, services that have grown over the years as a natural extension of our expertise in municipal bonds. We are now embarking on new endeavors, as we grow to serve the broader needs of today's conservative investor.

  In November, Nuveen will introduce the Nuveen Growth and Income Stock Fund, designed to provide a high-quality equity complement to our current municipal bond funds. The fund will be offered in affiliation with Institutional Capital Corporation (ICAP), an institutional equity management firm located in Chicago who shares Nuveen's values and investment management style. Tailor-made to address the needs of the Nuveen investor, the fund can play a critical role in achieving a balanced strategy for investors who expect their investments to provide a core element of their financial security.

  In addition, Nuveen plans to acquire Flagship Resources, Inc., a fixed income mutual fund specialist based in Dayton, Ohio. Flagship is a firm that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. The tax-exempt mutual fund activities of Flagship and Nuveen expect to be merged in January 1997, enabling us to offer more than 40 municipal funds, the broadest selection available in the U.S. Intermediate and limited term national funds as well as product offerings in 24 states, will provide more tax-free options to match investors' individual needs.

  We are excited about these recent developments, and we are pleased to be bringing Nuveen investors expanded options for achieving wealth preservation, dependable income, and long-term asset growth. We thank you for your continued confidence in Nuveen.

Sincerely,

/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board
October 15, 1996

Answering your
questions


Tom Spalding, head of Nuveen's portfolio management team, discusses the investment environment and recent factors affecting the municipal market

How did the municipal market perform over the past year?

Unlike the prior two years, 1996's bond market has not been easy to categorize. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, this year has seen a stream of mixed reports on the state of the economy that have alternately caused investors to view the markets with enthusiasm, then uncertainty. Despite this climate, the municipal bond market has rewarded investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality. Over the past year, municipal bonds have continued to outperform Treasuries, an indication of the strength and resilience of this market segment.

What has been Nuveen's investment approach over the past year?

Nuveen continues to pursue its value investing strategy, a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive relative to

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

other bonds in the market. This approach was rewarded over the past year, as many of our portfolio holdings were upgraded by the national rating agencies, indicating that our Research Department's judgments about credit quality were on target.

  As opportunity allowed, we purchased bonds at discounts from their par value. These bonds, which have coupon rates slightly below market levels, are less likely to be called from our portfolios, assuring more stable yields for our investors.

What is your outlook for the municipal market?

A look at the current economy shows a combination of factors that historically bode well for the bond market. Inflation continues at the same modest pace that it has demonstrated over the past five years. The Federal Reserve's decision to stand pat on short-term rates since January indicates that it believes inflation is under control. The economy continues to enjoy modest expansion, supported by generally level producer prices, low wage pressures, and a stable money supply. Fading worries about tax reform--and the potential effect of a flat tax proposal--have resulted in increased demand for tax-free products. New issuance of bonds remains adequate but modest, further supporting a favorable environment for investors.

What are some of the factors affecting dividend changes?

All Nuveen funds are structured to provide an attractive stream of tax-free income. For many investors, stability of income is another important objective. To help investors satisfy this objective, we set dividends on Nuveen funds conservatively, seeking a level that we expect will be sustainable for several months. Still, dividends ultimately depend on the overall earnings of each fund, which can be reduced by bond calls, fluctuations in interest rates, and other portfolio changes.

  When the Federal Reserve Board cut rates between July 1995 and January 1996, long-term municipal bond yields reacted by declining almost 130 basis points from their levels at the beginning of 1995. Current long-term rates are well below those at the start of the decade. As older, higher-yielding bonds are called from some portfolios, they must be replaced with the bonds available in the market today, reducing fund earnings. To minimize the effect of bond calls in the future, Nuveen has taken advantage of opportunities to invest in non-callable bonds as well as bonds priced at a discount from their par value.

NUVEEN MUNICIPAL
BOND FUND

Muni Bond

The Fund adjusted its monthly tax-free dividend twice during the period as older, higher coupon bonds were called away and replaced with today's lower yielding bonds. In addition, shareholders received a capital gains distribution in November.


                       [PERFORMANCE GRAPH APPEARS HERE]

12 MONTH DIVIDEND HISTORY--R SHARES

9/95                             .0430
10/95                            .0430
11/95 (Including Capital Gains)  .0702
12/95                            .0415
1/96                             .0415
2/96                             .0415
3/96                             .0415
4/96                             .0415
5/96                             .0415
6/96                             .0415
7/96                             .0405
8/96                             .0405

-------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                 5.13%

 Taxable-equivalent yield on R Shares**         8.02%

 Annual total return on R Shares*               5.42%

 Taxable-equivalent total return on R Shares    8.59%

 Federal tax rate                               36.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

* All shares issued prior to June 13, 1995 for Municipal Bond Fund, and September 6, 1994 for Insured Municipal Bond Fund, have been designated as Class R shares, which are currently available only for dividend reinvestment and certain other restricted situations. Please see Financial Highlights beginning on page 50 for additional data on Class A and C shares.



NUVEEN INSURED MUNICIPAL
BOND FUND

Insured Muni Bond


The Fund adjusted its monthly tax-free dividend slightly in December as older, higher coupon bonds were called away and replaced with today's lower yielding bonds.

                       [PERFORMANCE GRAPH APPEARS HERE]

12 MONTH DIVIDEND HISTORY--R SHARES

9/95                             .0475
10/95                            .0475
11/95                            .0475
12/95                            .0465
1/96                             .0465
2/96                             .0465
3/96                             .0465
4/96                             .0465
5/96                             .0465
6/96                             .0465
7/96                             .0465
8/96                             .0465

-------------------------------------------------------
 FUND HIGHLIGHTS 8/31/96
-------------------------------------------------------
 Current SEC yield on R Shares*                 5.01%

 Taxable-equivalent yield on R Shares**         7.83%

 Annual total return on R Shares*               5.64%

 Taxable-equivalent total return on R Shares    8.70%

 Federal tax rate                               36.0%
-------------------------------------------------------

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

** An investor subject to the indicated income tax rate would have to receive this return from a fully taxable investment to equal the stated yield and total return on after-tax basis.

PORTFOLIO OF INVESTMENTS          NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996

NUVEEN MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ALASKA - 1.5%
$  4,085,000   Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1978 First Series, 6.375%, 12/01/07                   Aa      12/96 at 100    $  4,109,837
  14,500,000   Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1993 First Series, 5.800%, 12/01/18                  Aa1      12/03 at 102      13,904,485
               Alaska Housing Finance Corporation, Insured Mortgage
                Program Bonds, 1990 First Series:
   3,290,000    7.650%, 12/01/10                                                    Aa1      12/00 at 102       3,321,189
  10,885,000    7.800%, 12/01/30                                                    Aa1      12/00 at 102      10,988,190
  12,375,000   Alaska State Housing Finance Corporation Collateralized
                Mortgage, 5.850%, 6/01/25                                           Aaa      12/03 at 102      11,827,654
-------------------------------------------------------------------------------------------------------------------------
               ARIZONA - 2.7%
   7,750,000   Arizona Board of Regents, Arizona State University, System
                Revenue Refunding Bonds, Series 1992-A, 5.750%, 7/01/12              AA       7/02 at 101       7,781,853
  20,350,000   Salt River Project Agricultural Improvement and Power District,
                Arizona, Salt River Project Electric System Revenue Bonds,
                1992 Series C, 5.500%, 1/01/28                                       Aa       1/02 at 100      18,931,809
   9,145,000   Salt River Project Agricultural Improvement and Power District,
                Arizona, Salt River Project Electric System Revenue Bonds,
                1973 Series A, 5.000%, 1/01/10                                       Aa       7/97 at 100       8,637,727
               Salt River Project Agricultural Improvement and Power District,
                Electric System Revenue Refunding Bonds, 1993 Series C:
   5,000,000    4.900%, 1/01/08                                                      Aa       1/04 at 102       4,808,200
  36,820,000    4.750%, 1/01/17                                                      Aa       1/04 at 100      31,586,773
   4,570,000   The Industrial Development Authority of the City of Scottsdale,
                Arizona, Hospital Revenue Refunding Bonds (Scottsdale
                Memorial Hospital), Series 1987 A, 8.500%, 9/01/07                  Aaa       9/97 at 102       4,860,058
-------------------------------------------------------------------------------------------------------------------------
               ARKANSAS - 0.4%
  11,210,000   Jefferson County, Arkansas, Hospital Refunding Revenue Bonds,
                Series 1993, 6.000%, 7/01/06                                          A       7/03 at 102      11,577,352
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA - 14.8%
  16,970,000   California Health Facilities Financing Authority, Insured Health
                Facility Refunding Revenue Bonds (Catholic Healthcare West)
                1994 Series A, 5.000%, 7/01/14                                      Aaa       7/04 at 102      15,323,571
  38,795,000   California Statewide Communities Development Authority,
                Certificates of Participation, St. Joseph Health System
                Obligated Group, 5.500%, 7/01/23                                     Aa       7/03 at 102      35,427,206
               California Statewide Communities Development Authority,
                Insured Health Facilities Revenue Certificates of Participation
                (Unihealth America), 1993 Series A:
  11,500,000    5.500%, 10/01/14                                                    Aaa      10/03 at 102      11,053,800
  20,000,000    5.750%, 10/01/25                                                    Aaa      10/03 at 102      19,274,800
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$ 12,000,000   State Public Works Board of the State of California, Lease
                Revenue Bonds (Department of Corrections), 1994 Series A
                (California State Prison-Monterey County (Soledad II)),
                7.000%, 11/01/19                                                      A      11/04 at 102   $  13,211,880
               State of California, Department of Water Resources, Central
                Valley Project, Water System Revenue Bonds, Series L:
  15,515,000    5.700%, 12/01/16                                                     Aa   6/03 at 101 1/2      15,033,725
   9,500,000    5.750%, 12/01/19                                                     Aa  12/03 at 101 1/2       9,197,520
  12,250,000    5.500%, 12/01/23                                                     Aa  12/03 at 101 1/2      11,408,548
  20,000,000   State of California, Department of Water Resources, Central
                Valley Project, Water System Revenue Bonds, Series M,
                4.875%, 12/01/27                                                     Aa      12/03 at 101      16,680,400
  11,725,000   Central Joint Powers Health Financing Authority, Certificates of
                Participation, Series 1993 (Community Hospitals of Central
                California), 5.250%, 2/01/13                                          A       2/03 at 102      10,470,425
   9,000,000   East Bay Municipal Utility District (Alameda and Contra Costa
                Counties, California), Water System Subordinated Revenue
                Refunding Bonds, Series 1993A, 5.000%, 6/01/21                      Aaa       6/03 at 102       7,935,840
               Foothill/Eastern Transportation Corridor Agency, Toll Road
                Revenue Bonds, Series 1995A:
  45,000,000    0.000%, 1/01/23                                                   BBB--      No Opt. Call       7,577,550
  15,000,000    6.000%, 1/01/34                                                   BBB--       1/05 at 102      14,200,800
   9,040,000   Los Angeles Convention and Exhibition Center Authority, Lease
                Revenue Bonds, 1993 Refunding Series A, The City of
                Los Angeles (California), 5.125%, 8/15/13                           Aaa       8/03 at 102       8,438,478
  17,575,000   Department of Water and Power of the City of Los Angeles,
                California, Water Works Revenue Bonds, Issue of 1992,
                6.500%, 4/15/32                                                      Aa       4/02 at 102      18,494,173
   7,000,000   The City of Los Angeles, California, Wastewater System Revenue
                Bonds, Refunding Series 1993-A, 5.700%, 6/01/20                     Aaa       6/03 at 102       6,791,190
  21,000,000   The City of Los Angeles (California), Wastewater System
                Revenue Bonds, Series 1993-B, 5.700%, 6/01/23                       Aaa       6/03 at 102      20,340,180
  15,615,000   The City of Los Angeles, California, Wastewater System Revenue
                Bonds, Series 1993-D, 5.200%, 11/01/21                              Aaa      11/03 at 102      14,123,611
  15,750,000   Los Angeles County, Metropolitan Transportation Authority,
                Proposition A, Sales Tax Revenue Refunding Bonds, Series
                1993-A, 5.500%, 7/01/13                                            AA--       7/03 at 102      15,057,788
               Los Angeles County Metropolitan Transit Authority, Proposition
                C Sales Tax Revenue Second Senior Bonds, Series 1993-B:
  17,185,000    4.750%, 7/01/18                                                     Aaa       7/03 at 102      14,728,061
   8,000,000    5.250%, 7/01/23                                                     Aaa       7/03 at 102       7,268,160
               Los Angeles County Sanitation Districts Financing Authority,
                Capital Projects Revenue Bonds, 1993 Series A (Senior Ad
                Valorem Obligation Bonds):
  10,500,000    5.375%, 10/01/13                                                     Aa      10/03 at 102       9,938,040
  20,750,000    5.000%, 10/01/23                                                     Aa      10/03 at 100      17,975,518
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$ 31,360,000   Los Angeles County Transportation Commission (California)
                 Proposition C Sales Tax Revenue Bonds, Second Senior Bonds,
                 Series 1992-A, 6.750%, 7/01/19 (Pre-refunded to 7/01/02)           Aaa       7/02 at 102    $ 35,195,014
   5,000,000   The Metropolitan Water District of Southern California, Water
                 Revenue Bonds, Issue of 1992, 5.500%, 7/01/19                       Aa       7/02 at 102       4,676,200
  12,750,000   Modesto Irrigation District, California, Refunding Certificates of
                 Participation (1986 Geysers Geothermal Power Project), 1986
                 Series A, 7.250%, 10/01/15                                          A1      10/96 at 102      13,042,613
  22,405,000   Northern California Power Agency, Hydroelectric Project
                 Number One Revenue Bonds, Refunding Series E,
                 7.150%, 7/01/24                                                      A       7/98 at 102      23,495,227
  12,600,000   Sacramento County Sanitation Districts Financing Authority,
                 1993 Revenue Bonds, 4.750%, 12/01/23                                Aa      12/03 at 102      10,432,170
   7,600,000   County of Santa Clara, California, 1986 Certificates of
                 Participation (Capital Project I), 8.000%, 10/01/06
                 (Pre-refunded to 10/01/96)                                         AAA      10/96 at 102       7,779,588
   8,050,000   The Regents of the University of California, Refunding Revenue
                 Bonds (Multiple Purpose Projects), Series A,  6.875%, 9/01/16
                 (Pre-refunded to 9/01/02)                                           A-       9/02 at 102       9,085,150
-------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.3%
  31,750,000   Colorado Housing and Finance Authority, Single-Family Housing
                 Revenue Refunding Bonds, 1991 Series A, 7.250%, 11/01/31            Aa      11/01 at 102      33,644,840
   3,045,000   City and County of Denver, Colorado, Airport System Revenue
                 Bonds, Series 1992A, 7.250%, 11/15/25                              Baa      11/02 at 102       3,381,351
-------------------------------------------------------------------------------------------------------------------------
               CONNECTICUT - 0.2%
   2,250,000   Connecticut Housing Finance Authority, Housing Mortgage
                 Finance Program Bonds, 1990 Series B, 1990 Subseries B1,
                 7.550%, 11/15/08                                                    Aa      11/00 at 102       2,274,638
   2,970,000   Connecticut Resources Recovery Authority, Bridgeport Resco
                 Company, L.P. Project Bonds, Series B, 8.625%, 1/01/04               A   1/97 at 101 1/2       3,039,350
-------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 0.3%
   7,560,000   Capitol Hill Towers, Inc., First Mortgage Revenue Bonds (FHA
                 Insured Mortgage-Section 8 Assisted Elderly Housing),
                 8.500%, 1/01/22                                                    N/R       1/97 at 102       7,811,824
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 3.3%
  13,630,000   State of Florida, Full Faith and Credit, State Board of Education,
                 Public Education Capital Outlay Refunding Bonds, 1995
                 Series D, 4.750%, 6/01/17                                           Aa       6/05 at 101      11,730,387
   4,500,000   Dade County Health Facilities Authority (Florida), Hospital
                 Revenue Bonds, Series 1987 (Mount Sinai Medical Center
                 Project), 8.400%, 12/01/07 (Pre-refunded to 12/01/99)              Aaa      12/99 at 102       4,825,170
-------------------------------------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-         OPT. CALL           MARKET
AMOUNT                           DESCRIPTION                                      INGS*     PROVISIONS**            VALUE
--------------------------------------------------------------------------------------------------------------------------
               FLORIDA (CONTINUED)
$ 31,000,000   Hillsborough County Industrial Development Authority,
                Pollution Control Revenue Refunding Bonds (Tampa Electric
                Company Project), Series 1992, 8.000%, 5/01/22                      Aa2       5/02 at 103   $  35,815,230
   9,300,000   Jacksonville Electric Authority (Jacksonville, Florida), St. John's
                River Power Park System Special Obligation Bonds, First
                Crossover Series, 6.500%, 10/01/14                                  Aa1  10/99 at 101 1/2       9,793,179
  25,000,000   Orlando Utilities Commission, Water and Electric Subordinated
                Revenue Bonds, Series 1989D, 5.000%, 10/01/23                        Aa      10/99 at 100      21,868,000
   8,005,000   City of Pensacola Health Facilities Authority, Health Facilities
                Revenue Refunding Bonds, Series 1988 (Daughters of Charity
                National Health System Sacred Heart Hospital of Pensacola,
                Florida), 7.750%, 1/01/03 (Pre-refunded to 1/01/98)                 Aaa   1/98 at 101 1/2       8,495,386
   1,455,000   The Elderly Housing Corporation of Sarasota, Inc. (Elderly
                Housing Project for the Sarasota Housing Authority), First
                Mortgage Revenue Bonds, Series 1978, 7.500%, 7/01/09                  A       1/97 at 103       1,502,549
--------------------------------------------------------------------------------------------------------------------------
               HAWAII - 0.3%
   8,000,000   Department of Budget and Finance of the State of Hawaii,
                Special Purpose Revenue Bonds, Kapiolani Health Care System
                Obligated Group (Pali Momi Medical Center Project), Series
                1991, 7.650%, 7/01/19 (Pre-refunded to 7/01/01)                     Aaa       7/01 at 102       9,124,320
--------------------------------------------------------------------------------------------------------------------------
               ILLINOIS - 18.2%
   8,500,000   Illinois Development Finance Authority, Revenue and Refunding
                Bonds, Series 1990A (Columbus-Cuneo-Cabrini Medical
                Center), 8.500%, 2/01/15 (Pre-refunded to 2/01/00)                  Baa       2/00 at 102       9,644,865
  17,075,000   Illinois Educational Facilities Authority, Revenue Refunding
                Bonds, The University of Chicago, Series 1993B,
                5.600%, 7/01/24                                                     Aa1       7/03 at 102      15,969,052
  10,000,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1992
                (Highland Park Hospital), 6.200%, 10/01/22                          Aaa      10/02 at 102      10,122,800
   6,115,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,
                Series 1993 (Illinois Masonic Medical Center),
                5.500%, 10/01/19                                                      A      10/03 at 102       5,547,711
  34,120,000   Illinois Health Facilities Authority, Revenue Bonds,
                Series 1993 (Rush-Presbyterian-St.Luke's Medical Center
                Obligated Group), 5.500%, 11/15/25                                  Aaa      11/03 at 102      31,319,089
   7,275,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994
                (Southern Illinois Hospital Services), 5.850%, 3/01/14              Aaa       3/04 at 102       7,208,216
  54,900,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994A
                (Northwestern Memorial Hospital), 6.000%, 8/15/24                    Aa       8/04 at 102      54,420,723
  15,000,000   Illinois Health Facilities Authority, FHA Insured Mortgage
                Revenue Bonds, Series 1996 (Sinai Health System),
                6.000%, 2/15/24 (WI)                                                Aaa       2/06 at 102      14,635,050
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$ 10,425,000   Illinois Independent Higher Education Loan Authority,
                 Revenue Bonds, Northwestern University, Series 1983, 8.000%,
                 12/01/07                                                           Aa1      12/96 at 102    $ 10,717,734
  21,670,000   State of Illinois, Build Illinois Bonds (Sales Tax Revenue Bonds),
                 Series O, 6.000%, 6/15/18                                          AAA       6/01 at 100      21,267,588
  14,200,000   State of Illinois, Build Illinois Bonds (Sales Tax Revenue
                 Bonds), Series S, 5.250%, 6/15/18                                  AAA       6/03 at 102      13,034,180
  15,100,000   State of Illinois, General Obligation Bonds, Series of March
                 1992 (Full Faith & Credit), 6.200%, 10/01/04                       AA-      10/02 at 102      16,189,465
               State of Illinois, General Obligation Bonds, Series of August
                 1992 (Full Faith & Credit):
  14,750,000     5.875%, 6/01/10                                                    AA-       6/02 at 102      14,903,843
   5,000,000     5.875%, 6/01/11                                                    AA-       6/02 at 102       5,024,150
  10,000,000   State of Illinois, General Obligation Bonds, Series of April 1993
                 (Full Faith & Credit), 5.700%, 4/01/18                             AA-       4/03 at 102       9,633,100
               The Illinois State Toll Highway Authority, Toll Highway
                 Priority Revenue Bonds, 1992 Series A:
  20,000,000     6.450%, 1/01/13                                                     A1       1/03 at 102      20,509,000
   8,655,000     6.200%, 1/01/16                                                    Aaa       1/03 at 102       8,894,830
  16,270,000   City of Chicago, General Obligation Bonds (Emergency
                 Telephone System) Series 1993, 5.625%, 1/01/23                     Aaa       1/03 at 102      15,497,012
   7,880,000   City of Chicago, General Obligation Bonds, Project Series 1993,
                 5.250%, 1/01/18                                                    Aaa       1/04 at 102       7,222,099
  22,260,000   Chicago Metropolitan Housing Development Corporation,
                 Housing Development Revenue Refunding Bonds (FHA-
                 Insured Mortgage Loans--Section 8 Assisted Projects) Series
                 1992B, 6.900%, 7/01/22                                              AA       7/02 at 102      23,017,953
   7,965,000   City of Chicago, Motor Fuel Tax Revenue Bonds, Refunding
                 Series 1993, 5.000%, 1/01/16                                       Aaa       1/03 at 101       7,089,328
  56,000,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,
                 General Airport Revenue Refunding Bonds, 1993 Series  A,
                 5.000%, 1/01/16                                                     A1      1/04 at 102      50,020,320
  18,710,000   City of Chicago (Illinois), Chicago-O'Hare International Airport,
                 General Airport Second Lien, Revenue Refunding Bonds,
                 1993 Series C, 5.000%, 1/01/18                                     Aaa       1/04 at 102      16,504,278
  22,335,000   City of Chicago, Water Revenue Bonds, Series 1995,
                 5.000%, 11/01/15                                                   Aaa      11/06 at 102      19,961,236
  25,380,000   The County of Cook, Illinois, General Obligation Bonds, Series
                 1993A, 5.000%, 11/15/23                                            Aaa      11/03 at 100      22,040,246
  17,300,000   DuPage Water Commission (DuPage, Cook and Will Counties,
                 Illinois) General Obligation Water Refunding Bonds, Series
                 1992, 5.750%, 3/01/11                                              Aaa       3/02 at 100      17,224,226
   9,500,000   DuPage Water Commission (DuPage, Cook and Will Counties,
                 Illinois) General Obligation Water Refunding Revenue Bonds,
                 Series 1993, 5.250%, 5/01/14                                        Aa       5/03 at 102       8,881,550
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND - CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$   2,000,000  Village of Hazel Crest, Illinois, Hospital Facilities Revenue
                Refunding and Improvement Bonds (South Suburban Hospital
                Foundation Project), Series 1987, 9.125%, 7/01/17
                (Pre-refunded to 7/01/97)                                           AAA       7/97 at 102     $ 2,122,040
   56,180,000  Metropolitan Pier & Exposition Authority (Illinois) McCormick
                Place Expansion Project Bonds, Series 1992A, 6.500%, 6/15/27         A+       6/03 at 102      57,017,644
    5,000,000  Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation
                Refunding Bonds, Series 1993C, 5.800%, 6/01/13                      Aaa       6/03 at 102       5,006,600
               The Elderly Housing Corporation of Zion, Illinois, Housing
                Development Revenue Bonds (Dell-Zion Associates Section 8
                Assisted Project) Series 1978:
      165,000   7.250%, 3/01/98                                                       A       3/97 at 102         167,109
    1,705,000   7.750%, 3/01/10                                                       A       3/97 at 102       1,744,232
--------------------------------------------------------------------------------------------------------------------------
               INDIANA - 3.1%
    3,135,000  City of Indianapolis, Indiana, Resource Recovery Revenue Bonds
                (Ogden Martin Systems of Indianapolis, Inc. Project),
                7.900%, 12/01/08                                                      A      12/96 at 103       3,252,249
   47,100,000  Indiana Health Facilities Financing Authority, Hospital Revenue
                Bonds (Daughters of Charity) Series 1993,
                5.750%, 11/15/22                                                     Aa      11/03 at 102      45,279,114
   11,590,000  Indiana Health Facility Financing Authority, Hospital Revenue
                Refunding Bonds, Series 1992A (Methodist Hospital of
                Indiana, Inc.), 5.750, 9/01/11                                      Aaa       9/02 at 102      11,498,091
   12,550,000  Indiana State Office Building Commission, Capital Complex
                Revenue Bonds, Series 1987 (State Office Building II
                Facility), 8.750%, 7/01/12  (Pre-refunded to 7/01/97)               Aaa       7/97 at 102      13,289,070
   10,000,000  Indiana State Office Building Commission Correctional
                Facilities Program, Revenue Bonds, Series 1991, 6.375%, 7/01/16      A1      12/01 at 102      10,261,000
    2,500,000  The Indianapolis Local Public Improvement Bond Bank, Series
                1992 D Bonds, 6.750%, 2/01/20                                        A+       2/03 at 102       2,669,150
    2,470,000  Southwind Housing, Inc., 7.125%, 11/15/21                             AA      No Opt. Call       2,863,397
--------------------------------------------------------------------------------------------------------------------------
               IOWA - 0.3%
    3,720,000  Iowa Housing Finance Authority, Single Family Mortgage Bonds,
                1977 Series A, 5.875%, 8/01/08                                      Aaa       2/97 at 101       3,738,488
    3,815,000  City of Davenport, Iowa, Hospital Facility Revenue Bonds (Mercy
                Hospital Project), Series 1992, 6.625%, 7/01/14                     Aaa       7/02 at 102       4,116,805
--------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 3.2%
    3,790,000  Kentucky Housing Corporation, Housing Revenue Bonds (FHA
                Insured/VA Guaranteed) 1991 Series A, 7.250%, 1/01/17               Aaa       7/01 at 102       3,993,485
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
----------------------------------------------------------------------------------------------------------------------------
               KENTUCKY (CONTINUED)
               Kentucky Housing Corporation, Housing Revenue Bonds, 1993
                 Series B (Federally Insured or Guaranteed Mortgage Loans):
$ 17,600,000     5.300%, 7/01/10                                                    Aaa       1/04 at 102    $ 17,029,056
  14,400,000     5.400%, 7/01/14                                                    Aaa       1/04 at 102      13,641,408
               The Turnpike Authority of Kentucky, Resource Recovery Road
                 Revenue Refunding Bonds, 1987 Series A:
   9,860,000     8.000%, 7/01/03                                                    A+        7/97 at 102      10,351,718
   8,980,000     5.000%, 7/01/08                                                    A+        7/97 at 100       8,596,285
  34,500,000   County of Carroll, Kentucky, Collateralized Pollution Control
                 Revenue Bonds (Kentucky Utilities Company Project), 1992
                 Series A, 7.450%, 9/15/16                                          AA        9/02 at 102      39,071,940
----------------------------------------------------------------------------------------------------------------------------
               MAINE - 0.8%
               Maine State Housing Authority, Mortgage Purchase Bonds,
                 1994 Series A:
  13,650,000     5.650%, 11/15/20                                                   AA--      2/04 at 102      12,860,348
  10,000,000     5.700%, 11/15/26                                                   AA--      2/04 at 102       9,371,700
----------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS - 3.3%
  15,000,000   Massachusetts Bay Transportation Authority, Certificates of
                 Participation, 1990 Series A, 7.650%, 8/01/15
                 (Pre-refunded to 8/01/00)                                          Aaa       8/00 at 102      16,899,900
               Massachusetts Water Resources Authority, General Revenue
                 Bonds, 1990 Series A:
   6,500,000     7.500%, 4/01/16 (Pre-refunded to 4/01/00)                          Aaa       4/00 at 102       7,244,575
   9,500,000     6.000%, 4/01/20                                                      A       4/00 at 100       9,375,550
               Massachusetts Water Resources Authority, General Revenue
                 Refunding Bonds, 1993 Series B:
  14,765,000     5.250%, 3/01/13                                                      A       3/03 at 102      13,835,396
  10,795,000     5.000%, 3/01/22                                                      A       3/03 at 100       9,413,240
  24,650,000   Massachusetts Water Resources Authority, General Revenue
                 Bonds, 1993 Series C, 5.250%, 12/01/20                               A       12/04 at 102     22,315,399
  14,670,000   The Commonwealth of Massachusetts, General Obligation
                 Refunding Bonds, 1993 Series C, 4.700%, 8/01/02                     A1       No Opt. Call     14,590,929
----------------------------------------------------------------------------------------------------------------------------
               MICHIGAN - 4.9%
   4,000,000   Michigan State Hospital Finance Authority, Hospital Revenue
                 Bonds (Henry Ford Hospital) Series 1985A, 7.500%, 7/01/13
                 (Pre-refunded to 1/01/97)                                          Aaa       1/97 at 102       4,127,560
               Michigan State Hospital Finance Authority, Hospital Revenue
                 and Refunding Bonds (The Detroit Medical Center Obligated
                 Group) Series 1993B:
  19,585,000     5.750%, 8/15/13                                                      A       8/04 at 102      18,716,993
  56,000,000     5.500%, 8/15/23                                                      A       8/04 at 102      50,996,400
   3,000,000   Michigan State Hospital Finance Authority, Hospital Revenue
                 Refunding Bonds (Genesys Health System Obligated Group)
                 Series 1995A, 7.500%, 10/01/27                                     Baa       10/05 at 100      3,125,910
----------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-        OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (CONTINUED)
$ 10,000,000   Michigan State Housing Development Authority, Rental Housing
                Revenue Bonds, 1992 Series A, 6.600%, 4/01/12                        A+      10/02 at 102    $ 10,301,900
  12,080,000   Michigan State Housing Development Authority, Rental Housing
                Revenue Bonds, 1994 Series B, 5.700%, 4/01/12                       Aaa       4/04 at 102      11,907,739
  15,000,000   School District of the City of Detroit, Wayne County, Michigan,
                School Building and Site Improvement Bonds (Unlimited Tax
                General Obligation), Series 1996A, 5.700%, 5/01/25                  Aaa       5/06 at 102      14,596,200
   5,000,000   City of Detroit, Michigan, Sewage Disposal System Revenue
                Refunding Bonds, Series 1987, 8.250%, 7/01/05
                (Pre-refunded to 7/01/97)                                             A       7/97 at 102       5,270,250
  16,805,000   Hospital Finance Authority of the City of St. Joseph, Revenue
                Refunding Bonds (Mercy Memorial Medical Center Obligated
                Group) Series 1993, 5.250%, 1/01/16                                 Aaa       1/04 at 102      15,636,044
   5,000,000   Regents of the University of Michigan, Hospital Revenue
                Refunding Bonds, Series 1986A, 6.625%, 12/01/10                      Aa      12/96 at 100       5,017,550
-------------------------------------------------------------------------------------------------------------------------
               MINNESOTA - 0.4%
   2,520,000   Minnesota Housing Finance Agency, Housing Development
                Bonds, 1977 Series A, 6.250%, 2/01/20                                AA       2/97 at 101       2,545,931
  10,100,000   Minnesota Housing Finance Agency, Rental Housing Bonds,
                1995 Series D (Non-AMT), 5.800%, 8/01/11                            Aaa       2/05 at 102      10,089,496
-------------------------------------------------------------------------------------------------------------------------
               MISSOURI - 0.8%
  15,750,000   Health and Educational Facilities Authority of the State of
                Missouri, Health Facilities Refunding and Improvement
                Revenue Bonds (Heartland Health System's Project), Series
                1989, 8.125%, 10/01/10                                             BBB+  10/99 at 102 1/2      17,598,893
   6,195,000   Missouri Housing Development Commission, Housing
                Development Bonds, Series B 1979 (Federally
                Insured Mortgage Bonds), 7.000%, 9/15/22                            AA+   3/97 at 101 1/2       6,314,006
-------------------------------------------------------------------------------------------------------------------------
               NEBRASKA - 1.4%
  38,250,000   Consumers Public Power District, Nebraska, Nuclear Facility
                Revenue Bonds, 1968 Series, 5.100%, 1/01/03                          A1       7/97 at 100      38,290,928
   2,475,000   Hospital Authority No. 1 of Hall County, Nebraska, Hospital
                Facility Revenue Bonds (Lutheran Hospitals and Homes
                Society Grand Island Project) Series 1977,  6.750%, 12/01/07         Aa      12/96 at 103       2,549,646
-------------------------------------------------------------------------------------------------------------------------
               NEVADA - 0.2%
   7,130,000   City of Reno, Nevada, Insured Hospital Revenue Bonds
                (St. Mary's Regional Medical Center), Series 1993A,
                5.800%, 5/15/13                                                     Aaa       5/03 at 102       7,099,127
-------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE - 0.3%
   8,500,000   The Industrial Development Authority of the State of New
                Hampshire, Pollution Control Revenue Bonds (Central Maine
                Power Company Project, 1984 Series B), 7.375%, 5/01/14             Baa3      12/01 at 103       8,925,085
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY - 0.4%
$10,750,000    New Jersey Housing and Mortgage Finance Agency, Housing
                 Revenue Bonds, 1992 Series A, 6.950%, 11/01/13                      A+       5/02 at 102    $ 11,355,763
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK - 6.9%
  8,000,000    New York Local Government Assistance Corporation (A Public
                Benefit Corporation of the State of New York), Series 1991D
                Bonds, 7.000%, 4/01/18 (Pre-refunded to 4/01/02)                    Aaa       4/02 at 102       9,028,320
               New York State Housing Finance Agency, Health Facilities
                Revenue Bonds (New York City), 1990 Series A Refunding:
 16,160,000     8.000%, 11/01/08 (Pre-refunded to 11/01/00)                         Aaa      11/00 at 102      18,525,339
  3,330,000     8.000%, 11/01/08                                                   BBB+      11/00 at 102       3,709,620
  7,250,000    Power Authority of the State of New York, General Purpose
                Bonds, Series CC, 5.250%, 1/01/18                                    Aa       1/03 at 102       6,636,505
 11,490,000    State of New York Mortgage Agency, Mortgage Revenue Bonds,
                Eighth Series A, 6.875%, 4/01/17                                     Aa      10/96 at 102      11,731,060
 10,725,000    Battery Park City Authority, Senior Revenue Refunding Bonds,
                Series 1993A, 5.000%, 11/01/13                                       AA      11/03 at 102       9,547,502
 16,270,000    Municipal Assistance Corporation for the City of New York,
                New York, Series 59 Bonds, 7.750%, 7/01/06                           Aa       7/97 at 102      17,038,107
 14,250,000    Municipal Assistance Corporation for the City of New York,
                New York, Series 60 Bonds, 6.000%, 7/01/08                           Aa       7/97 at 100      14,346,188
 18,565,000    Municipal Assistance Corporation for the City of New York,
                New York, Series 62 Bonds, 6.750%, 7/01/06                           Aa       7/97 at 102      19,253,205
 16,500,000    The City of New York, General Obligation Bonds, Fiscal 1994
                Series C, 4.875%, 10/01/01                                         Baa1      No Opt. Call      16,193,760
  2,350,000    The City of New York, General Obligation Bonds, Fiscal 1996
                Series C, 6.000%, 8/15/04                                          Baa1      No Opt. Call       2,372,090
  5,000,000    The City of New York, General Obligation Bonds, Fiscal 1988
                Series A, 8.125%, 11/01/06 (Pre-refunded to 11/01/97)               Aaa  11/97 at 101 1/2       5,307,500
  8,000,000    The City of New York, General Obligation Bonds, Fiscal 1994
                Series D, 5.750%, 8/15/11                                          Baa1       8/03 at 102       7,533,200
  8,525,000    The City of New York, General Obligation Bonds, Fiscal 1992
                Series C, Fixed Rate Bonds, Subseries C-1, 6.625%, 8/01/12
                (Pre-refunded to 8/01/02)                                           Aaa   8/02 at 101 1/2       9,461,130
 14,000,000    The City of New York, General Obligation Bonds, Fiscal 1995
                Series F, 6.625%, 2/15/25                                          Baa1       2/05 at 101      14,210,280
               The City of New York, General Obligation Bonds, Fiscal 1996
                Series G:
  7,500,000     5.900%, 2/01/05                                                    Baa1      No Opt. Call       7,455,450
 12,655,000     5.750%, 2/01/17                                                    Baa1   2/06 at 101 1/2      11,649,813
  8,600,000    New York City Municipal Water Finance Authority, Water and
                Sewer Revenue Bonds, Fiscal 1993 Series A, 6.000%, 6/15/17            A   6/02 at 101 1/2       8,463,690
  5,000,000    Triborough Bridge and Tunnel Authority (New York), General
                Purpose Revenue Bonds, Series 1994A, 4.750%, 1/01/19                 Aa       1/04 at 100       4,244,250
-------------------------------------------------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA - 3.3%
$ 17,290,000   North Carolina Eastern Municipal Power Agency, Power System
                Revenue Bonds, Refunding Series 1988A, 8.000%, 1/01/21
                (Pre-refunded to 1/01/98)                                         Aaa         1/98 at 102    $ 18,472,636
  68,150,000   North Carolina Eastern Municipal Power Agency, Power System
                Revenue Bonds, Refunding Series 1993B, 6.250%, 1/01/12              A         1/03 at 102      68,043,005
   5,545,000   North Carolina Municipal Power Agency Number 1, Catawba
                Electric Revenue Refunding Bonds, Series 1988, 7.625%, 1/01/14    Aaa         1/98 at 102       5,875,371
               Housing Authority of the City of Wilmington, North Carolina,
                First Mortgage Revenue Bonds, Series 1979:
     115,000    7.750%, 6/01/98                                                    AA        No Opt. Call         116,570
   1,195,000    7.750%, 6/01/10                                                    AA        No Opt. Call       1,212,053
-------------------------------------------------------------------------------------------------------------------------
               OHIO - 0.1%
     500,000   State of Ohio (Ohio Building Authority), State Facilities
                Refunding Bonds (Toledo Government Center, 1985 Series A),
                9.100%, 10/01/04                                                 AA--        10/96 at 102         512,240
-------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA - 0.3%
   5,375,000   The Comanche County Hospital Authority (Lawton, Oklahoma),
                Hospital Revenue Bonds, Series 1989, 8.050%, 7/01/16
                (Pre-refunded to 7/01/99)                                         AAA         7/99 at 102       5,977,323
   2,970,000   Midwest City Memorial Hospital Authority (Midwest City,
                Oklahoma) Hospital Revenue Bonds, Series 1992,
                7.375%, 4/01/12 (Pre-refunded to 4/01/02)                        BBB+         4/02 at 102       3,344,933
-------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA - 3.4%
               Pennsylvania Housing Finance Agency, Multi-Family Housing
                Refunding Bonds (Federal Housing Administration Insured
                Mortgage Loans) Issue FHA-1992:
   4,025,000    8.100%, 7/01/13                                                   AAA         7/02 at 102       4,396,749
  16,830,000    8.200%, 7/01/24                                                   AAA         7/02 at 102      18,379,202
  22,500,000   Pennsylvania Housing Finance Agency, Rental Housing
                Refunding Bonds, Issue 1993, 5.750%, 7/01/14                      Aaa         7/03 at 102      22,128,750
  16,600,000   Pennsylvania Intergovernmental Cooperation Authority,
                Special Tax Revenue Refunding Bonds (City of Philadelphia
                Funding Program), Series of 1993A, 5.000%, 6/15/22                Aaa         6/03 at 100      14,601,692
  10,000,000   Lehigh County Industrial Development Authority, Pollution
                Control Revenue Refunding Bonds, 1994 Series B (Pennsylvania
                Power and Light Company Project), 6.400%, 9/01/29                 Aaa         9/04 at 102      10,431,300
   9,300,000   City of Philadelphia, Pennsylvania, Airport Revenue Bonds,
                Series 1978, Philadelphia International Airport,
                6.200%, 6/15/06                                                   A--         6/97 at 100       9,303,255
               City of Philadelphia, Pennsylvania, Water and Sewer Revenue
                Bonds, Sixteenth Series:
  10,000,000    7.500%, 8/01/10 (Pre-refunded to 8/01/01)                         AAA         8/01 at 102      11,401,800
   7,000,000    7.000%, 8/01/18 (Pre-refunded to 8/01/01)                         AAA         8/01 at 100       7,717,220
-------------------------------------------------------------------------------------------------------------------------


                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND - 0.2%
$ 7,595,000    Rhode Island Convention Center Authority, Refunding Revenue
                 Bonds, 1993 Series B, 5.000%, 5/15/20                              Aaa       5/03 at 100    $  6,653,144
-------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 0.8%
 20,750,000    Piedmont Municipal Power Agency, Electric Revenue Bonds,
                 1988 Refunding Series A, 7.400%, 1/01/18                           Aaa       1/98 at 102      21,926,318
-------------------------------------------------------------------------------------------------------------------------
               TEXAS - 4.2%
               City of Austin, Texas, Water, Sewer and Electric Refunding
                 Revenue Bonds, Series 1982:
    300,000      14.000%, 11/15/01 (Pre-refunded to 5/15/99)                          A       5/99 at 100         356,943
 18,415,000      14.000%, 11/15/01                                                    A      No Opt. Call      23,826,111
  4,000,000      11.000%, 11/15/02 (Pre-refunded to 5/15/97)                        AAA       5/97 at 100       4,196,080
 28,500,000    Brazos River Authority (Texas), Collateralized Revenue
                 Refunding Bonds (Houston Lighting and Power Company
                 Project), Series 1995, 5.800%, 8/01/15                             Aaa       8/00 at 102      28,256,325
 24,800,000    Harris County, Texas, Toll Road Senior Lien Revenue Refunding
                 Bonds, Series 1994, 5.300%, 8/15/13                                Aaa       8/04 at 102      23,675,568
  7,000,000    Harris County Health Facilities Development Corporation
                 (Texas), Hospital Revenue Bonds (St. Luke's Episcopal Hospital
                 Project), Series 1991A, 6.750%, 2/15/21                             Aa       2/01 at 102       7,374,920
  3,345,000    City of Houston, Texas, Water and Sewer System Prior Lien
                 Revenue Bonds, Series 1986, 8.200%, 12/01/15
                 (Pre-refunded to 12/01/96)                                         AAA      12/96 at 102       3,447,959
               City of San Antonio, Texas, Electric and Gas Systems Revenue
                 Improvement Bonds, New Series 1988:
  5,000,000      8.000%, 2/01/09 (Pre-refunded to 2/01/98)                          Aaa       2/98 at 102       5,357,500
  3,500,000      8.000%, 2/01/16 (Pre-refunded to 2/01/98)                          Aaa       2/98 at 102       3,750,250
 16,000,000    City of San Antonio, Texas, Electric and Gas Systems Revenue
                 Refunding Bonds, New Series 1992, 5.000%, 2/01/17                  Aa1       2/02 at 101      14,242,080
  5,615,000    City of San Antonio, Texas (Bexar County, Texas) Prior Lien
                 Sewer System Revenue Improvement Bonds, Series 1987,
                 7.900%, 5/01/14 (Pre-refunded to 5/01/97)                          Aaa   5/97 at 101 1/2       5,846,170
-------------------------------------------------------------------------------------------------------------------------
                 UTAH - 3.0%
                 Intermountain Power Agency (Utah), Power Supply Revenue
                   Refunding Bonds, 1993 Series A:
  6,300,000        5.500%, 7/01/13                                                   Aa       7/03 at 103       6,049,008
 39,990,000        5.000%, 7/01/23                                                   Aa       7/03 at 100      34,471,780
 16,260,000      Intermountain Power Agency (Utah), Power Supply Revenue
                   Bonds, Series 1987B, 7.200%, 7/01/19                              Aa       7/97 at 102      16,879,669
 30,000,000      Intermountain Power Agency Power Supply Refunding Bonds,
                   1997 Series B, 5.750%, 7/01/19 (WI)                              Aaa       7/07 at 102      28,032,900
  1,615,000      Layton, Utah, Industrial Development Revenue Bonds (C.D.I. Ltd.
                   Project--K-Mart Guaranteed), 8.750%, 6/01/05                     Ba3      12/96 at 100       1,614,612
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               VERMONT - 0.1%
$    235,000   University of Vermont and State Agricultural College, Housing,
                Dining and Student Services Facilities System Bonds, Lot 1
                Series 1969-A, 6.300%, 7/01/06                                       A1       1/97 at 101    $    238,071
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 3.9%
  50,000,000   Virginia Housing Development Authority, Commonwealth Mortgage
                Bonds, 1992 Series A, 7.150%, 1/01/33                               Aa1       1/02 at 102      53,001,500
   3,275,000   Virginia Housing Development Authority, Multi-Family
                Mortgage Bonds, 1978 Series B, 6.700%, 11/01/21                     AA+      11/96 at 101       3,311,844
               Virginia Housing Development Authority, Multi-Family
                Housing Bonds, 1993 Series C:
  19,080,000    5.550%, 5/01/08                                                     AA+       5/03 at 102      18,868,784
  28,075,000    5.900%, 5/01/14                                                     AA+       5/03 at 102      28,041,872
   6,240,000   Chesapeake Hospital Authority, Virginia, Hospital Facility
                Revenue Bonds (Chesapeake General Hospital), Series 1988,
                7.625%, 7/01/18 (Pre-refunded to 7/01/98)                           Aaa       7/98 at 102       6,724,973
     870,000   Industrial Development Authority of the City of Chesapeake,
                Medical Facility Insured--Mortgage Revenue Bonds (Medical
                Facilities of America XIV Project) Series 1979,
                7.500%, 9/01/01                                                     N/R      No Opt. Call         874,994
-------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 6.7%
  14,260,000   Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993A, 7.000%, 7/01/07              Aa1      No Opt. Call      15,608,853
   7,805,000   Washington Public Power Supply System, Nuclear Project No. 1,
                7.000%, 7/01/09                                                     Aa1      No Opt. Call       8,764,547
   5,000,000   Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1989B, 7.125%, 7/01/16              Aa1      No Opt. Call       5,618,600
               Washington Public Power Supply System, Nuclear
                Project No. 1, Refunding Revenue Bonds, Series 1993A:
  18,500,000    5.750%, 7/01/13                                                     Aa1       7/03 at 102      17,794,595
  10,000,000    5.700%, 7/01/17                                                     Aaa       7/03 at 102       9,536,500
  10,000,000   Washington Public Power Supply System, Nuclear Project No. 1,
                Refunding Revenue Bonds, Series 1993C, 5.375%, 7/01/15              Aa1       7/03 at 102       9,126,000
   8,835,000   Washington Public Power Supply System, Nuclear Project No. 3,
                Refunding Revenue Bonds, Series 1993B, 5.700%, 7/01/18              Aa1       7/03 at 102       8,294,386
               Washington Public Power Supply System, Nuclear Project No. 3,
                Refunding Revenue Bonds, Series 1993C:
   9,180,000    5.300%, 7/01/10                                                     Aa1       7/03 at 102       8,486,543
  51,070,000    5.375%, 7/01/15                                                     Aa1       7/03 at 102      46,606,481
  11,545,000    5.500%, 7/01/18                                                     Aa1       7/03 at 102      10,564,713
   6,505,000   Public Utility District No. 1 of Chelan County, Rocky Reach
                Hydro-Electric System Revenue Bonds, Series of 1968,
                5.125%, 7/01/23                                                     A1        7/97 at 100       6,240,961
 25,986,000    Public Utility District No. 1 of Chelan County, Rocky Reach
                Hydro-Electric System Revenue Bonds, Series of 1957,
                5.000%, 7/01/13                                                     A1        7/97 at 100      25,782,788
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                             RAT-       OPT. CALL          MARKET
AMOUNT          DESCRIPTION                                                          INGS*    PROVISIONS**           VALUE
--------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (CONTINUED)
$    6,805,000  Columbia Storage Power Exchange, Columbia Storage Power
                 Exchange Revenue Bonds, 3.875%, 4/01/03                              Aa      10/96 at 100  $    6,806,020
    16,250,000  Public Utility District No. 1 of Douglas County, Washington,
                 Wells Hydroelectric Revenue Bonds, Series of 1963,
                 4.000%, 9/01/18                                                      A+       9/97 at 101      13,491,724
--------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 4.2%
    13,700,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1991 (Columbia Hospital, Inc.),
                 6.250%, 11/15/21                                                    Aaa      11/01 at 102      13,892,484
     9,830,000  Wisconsin Health and Educational Facilities Authority,
                 Health Facilities Refunding Revenue Bonds (SSM Health Care),
                 Series 1992A, 6.250%, 6/01/20                                       Aaa       6/02 at 102       9,976,368
     6,000,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1992A (Meriter Hospital, Inc.),
                 6.000%, 12/01/22                                                    Aaa      12/02 at 102       5,995,380
    18,500,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1993 (Aurora Health Care Obligated
                 Group), 5.250%, 8/15/23                                             Aaa       8/03 at 102      16,554,910
     3,250,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1994A (Froedtert Memorial Lutheran
                 Hospital, Inc.), 5.875%, 10/01/13                                   Aaa      10/04 at 102       3,239,404
    32,000,000  Wisconsin Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1996 (Aurora Medical Group, Inc.
                 Project), 5.750%, 11/15/25                                          Aaa       5/06 at 102      30,457,280
     4,500,000  Wisconsin Housing and Economic Development Authority,
                 Insured Mortgage Revenue Refunding Bonds, 1977 Series A,
                 5.800%, 6/01/17                                                       A      No Opt. Call       4,416,524
     8,500,000  Wisconsin Housing and Economic Development Authority,
                 Multi-Family Housing Revenue Bonds, 1992 Series B,
                 7.050%, 11/01/22                                                     A1       4/02 at 102       8,918,284
    28,200,000  Wisconsin Housing and Economic Development Authority,
                 Housing Revenue Bonds, 1993 Series C, 5.800%, 11/01/13               A1      12/03 at 102      27,538,991
--------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.3%
     8,000,000  Puerto Rico Aqueduct and Sewer Authority, Revenue Bonds,
                 Series 1988A, 7.875%, 7/01/17 (Pre-refunded to 7/01/98)             AAA       7/98 at 102       8,680,480
--------------------------------------------------------------------------------------------------------------------------
$2,935,541,000  Total Investments -- (cost $2,754,323,751) -- 99.5%                                          2,849,912,859
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEMPORARY INVESTMENTS IN SHORT-TERM
               MUNICIPAL SECURITIES -- 1.2%
$  6,900,000   Jasper County Pollution Control Bonds (Northern Indiana
                Public Service Co.), Series 1994B, Variable Rate Demand
                Bonds, 3.850%, 6/01/13+                                          VMIG-1                      $  6,900,000
   7,300,000   North Central Texas Health Facilities Development Corporation,
                Hospital Revenue Bonds, Series 1985-B, (Methodist Hospitals
                of Dallas), Variable Rate Demand Bonds, 3.750%, 10/01/15+           A-1                         7,300,000
  12,900,000   Sabine River Authority of Texas, Collateralized Pollution Control
                Revenue Refunding Bonds (Texas Utilities Electric Company
                Project) Series 1996A, Variable Rate Demand Bonds,
                3.850%, 3/01/26+                                                 VMIG-1                        12,900,000
   3,600,000   Schuylkill County Industrial Development Authority Resource
                Recovery (Northeastern Power Co. Project), 1985 Variable Rate
                Demand Bonds, 3.850%, 12/01/11+                                     A-1                         3,600,000
   2,400,000   Regents of the University of Michigan, Hospital Revenue Bonds,
                Series 1995A (Adjustable Rate Demand), Variable Rate
                Demand Bonds, 3.850%, 12/01/27+                                  VMIG-1                         2,400,000
-------------------------------------------------------------------------------------------------------------------------
$ 33,100,000   Total Temporary Investments -- 1.2%                                                             33,100,000
=============------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (0.7)%                                                        (18,432,051)
-------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                          $2,864,580,808
=========================================================================================================================

-------------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER             MARKET        MARKET
                      STANDARD & POOR'S                   MOODY'S            OF ISSUES              VALUE       PERCENT
-------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                          AAA                       Aaa                   81     $  979,345,068           34%
RATINGS*                  AA+, AA, AA--         Aa1, Aa, Aa2, Aa3                   73      1,072,698,702           37
PORTFOLIO OF                         A+                        A1                   18        329,218,069           11
INVESTMENTS                      A, A--                 A, A2, A3                   24        327,425,990           11
(EXCLUDING             BBB+, BBB, BBB--     Baa1, Baa, Baa2, Baa3                   15        130,923,600            5
TEMPORARY                  BB+, BB, BB-         Ba1, Ba, Ba2, Ba3                    1          1,614,612            1
INVESTMENTS):                 Non-rated                 Non-rated                    2          8,686,818            1
-------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                              214     $2,849,912,859          100%
-------------------------------------------------------------------------------------------------------------------------

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
N/R -- Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


NUVEEN INSURED MUNICIPAL BOND FUND

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ALABAMA -- 8.1%
$  5,600,000   The Alabama Public Health Care Authority, Mortgage Revenue
                Bonds, Series 1996, 6.000%, 10/01/25                                Aaa      10/06 at 102    $  5,595,800
   2,120,000   The Water Supply Board of the City of Albertville (Alabama)
                Water Revenue Bonds, Series 1992, 6.700%, 3/01/11                   Aaa       3/02 at 102       2,301,917
   3,500,000   City of Athens, Alabama, Electric Revenue Warrants,
                Series 1995, 6.000%, 6/01/25                                        Aaa       6/05 at 102       3,539,690
   4,795,000   The Governmental Utility Services Corporation of the City of
                Auburn, Floating/Fixed Rate Wastewater Treatment Revenue
                Bonds, Series 1984 (Merscot-Auburn Limited
                Partnership Project), 7.300%, 1/01/12                               Aaa      12/99 at 102       5,195,526
   1,875,000   The Special Care Facilities Financing Authority of the City of
                Birmingham-Baptist Medical Centers (Alabama), Revenue Bonds,
                Series 1991-A (The Baptist Medical Centers), 7.000%, 1/01/21        Aaa       1/01 at 102       2,021,063
   1,225,000   The Utilities Board of the City of Daphne (Alabama), Water,
                Gas and Sewer Revenue Refunding Bonds,
                Series 1990B, 7.350%, 6/01/20                                       Aaa       6/00 at 102       1,351,714
   6,750,000   The Public Building Authority of the City of Huntsville
                (Alabama), Municipal Justice and Public Safety Center Lease
                Revenue Bonds, Series 1996A, 6.000%, 10/01/25                       Aaa      10/05 at 102       6,823,103
   3,000,000   City of Madison (Alabama), General Obligation School
                Warrants, Series 1994, 6.250%, 2/01/19                              Aaa       2/04 at 102       3,104,430
   5,500,000   City of Madison (Alabama), General Obligation Warrants,
                Series 1995, 6.000%, 4/01/23                                        Aaa       4/05 at 102       5,561,930
   3,000,000   Mobile County, Alabama, General Obligation Tax Pledge
                Warrants, Series 1991, 6.700%, 2/01/11
                (Pre-refunded to 2/01/00)                                           Aaa       2/00 at 102       3,253,740
  12,000,000   The Medical Clinic Board of The City of Montgomery, Alabama,
                Health Care Facility Revenue Bonds, Jackson Hospital and
                Clinic, Series 1996, 6.000%, 3/01/26                                Aaa       3/06 at 102      11,991,720
               City of Muscle Shoals, Alabama, General Obligation Various
                Purpose Warrants, Series 1996:
   1,725,000    5.800%, 8/01/16                                                     Aaa       2/06 at 102       1,717,048
   3,000,000    5.900%, 8/01/25                                                     Aaa       2/06 at 102       3,001,050
   3,000,000   The Utilities Board of the City of Oneonta (Alabama), Utility
                Revenue Bonds, Series 1994, 6.900%, 11/01/24                        Aaa      11/04 at 102       3,337,890
               West Morgan-East Lawrence Water Authority, Water Revenue
                Bonds, Series 1994:
   2,200,000    6.800%, 8/15/19                                                     Aaa       8/04 at 102       2,429,614
   3,000,000    6.850%, 8/15/25                                                     Aaa       8/04 at 102       3,322,710
               ALASKA -- 1.1%
   8,565,000   Alaska Housing Finance Corporation, Mortgage Revenue Bonds,
                1996 Series A, 6.000%, 12/01/15 (WI)                                Aaa       6/06 at 102       8,506,073
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ARIZONA -- 2.3%
               The Industrial Development Authority of the County of Mohave,
                Baptist Hospital System Revenue Bonds, Series 1996:
$  1,000,000    5.500%, 9/01/21                                                     Aaa       9/06 at 102    $    942,450
   1,000,000    5.750%, 9/01/26                                                     Aaa       9/06 at 102         971,490
   5,000,000   Navajo County, Arizona, Pollution Control Corporation,
                Pollution Control Revenue Refunding Bonds (Arizona Public
                Service Company), 1993 Series A, 5.875%, 8/15/28                   Baa1       8/03 at 102       4,837,000
   6,000,000   Tempe Union High School District No. 213 of Maricopa County,
                Arizona, School Improvement and Refunding Bonds,
                Series 1994, 6.000%, 7/01/10                                        Aaa       7/04 at 101       6,256,800
   5,000,000   City of Tucson, Arizona, Water System Revenue Bonds,
                Series 1994-A (1996), 6.000%, 7/01/21                               Aaa       7/06 at 101       5,060,800
-------------------------------------------------------------------------------------------------------------------------
               ARKANSAS -- 0.2%
   1,500,000   City of Jonesboro, Arkansas, Residential Housing and Health
                Care Facilities Board, Hospital Revenue Refunding and
                Construction Bonds (St. Bernards Regional Medical Center),
                Series 1996 B, 5.900%, 7/01/16                                      Aaa       7/06 at 102       1,490,325
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA -- 9.7%
   5,000,000   California Health Facilities Financing Authority, Insured Health
                Facility Refunding Revenue Bonds (Mark Twain St. Joseph's
                HealthCare Corporation), 1996 Series A, 6.000%, 7/01/25             Aaa       7/06 at 102       4,996,100
   3,525,000   Brea Public Financing Authority (Orange County, California),
                1991 Tax Allocation Revenue Bonds, Series A
                (Redevelopment Project AB), 7.000%, 8/01/15
                (Pre-refunded to 8/01/01)                                           Aaa       8/01 at 102       3,955,685
   4,150,000   Fairfield Public Financing Authority (Solano County, California)
                1993 Revenue Bonds, Series C (Fairfield Redevelopment
                Projects), 5.500%, 8/01/23                                          Aaa       8/03 at 102       3,898,012
               Los Angeles Convention and Exhibition Center Authority,
                Lease Revenue Bonds, 1993 Refunding Series A,
                The City of Los Angeles (California):
  14,740,000    5.375%, 8/15/18                                                     Aaa       8/03 at 102      13,785,143
   2,500,000    5.600%, 12/01/28                                                    Aaa      12/03 at 102       2,376,600
  11,630,000   Los Angeles County Sanitation Districts Financing Authority,
                Capital Projects Revenue Bonds, 1993 Series A
                (Senior Ad Valorem Obligation Bonds), 5.250%, 10/01/19              Aaa      10/03 at 102      10,634,937
  13,750,000   Ontario Redevelopment Financing Authority (San Bernardino
                County, California) 1993 Revenue Bonds (Ontario
                Redevelopment Project No. 1), 5.800%, 8/01/23                       Aaa      No Opt. Call      13,466,888
   5,295,000   County of Riverside, California (1994 Desert Justice Facility
                Project) Certificates of Participation, 6.000%, 12/01/12            Aaa      12/04 at 101       5,409,372
   2,250,000   Sacramento Municipal Utility District, Electric Revenue Bonds,
                1991 Series Y, 6.500%, 9/01/21 (Pre-refunded to 9/01/01)            Aaa       9/01 at 102       2,480,805
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**          VALUE
-------------------------------------------------------------------------------------------------------------------------
               CALIFORNIA (CONTINUED)
$  6,050,000   The Regents of the University of California Refunding
                Revenue Bonds (1989 Multiple Purpose Projects),
                Series C, 5.000%, 9/01/23                                           Aaa       9/03 at 102    $  5,293,327
  10,000,000   The Regents of the University of California, Revenue Bonds
                (Multiple Purpose Projects), Series D, 6.375%, 9/01/24              Aaa       9/02 at 102      10,478,000
-------------------------------------------------------------------------------------------------------------------------
               COLORADO - 1.2%
   1,070,000   City of Colorado Springs, Colorado, Hospital Revenue and
                Refunding Bonds, Series 1995, 6.000%, 12/15/24                      Aaa      12/05 at 102       1,069,165
   4,500,000   Board of Water Commissioners, City and County of Denver,
                Colorado, Certificates of Participation, Series 1991,
                6.625%, 11/15/11                                                    Aaa      11/01 at 101       4,843,530
   3,500,000   Jefferson County, Colorado, Refunding Certificates
                of Participation, 6.650%, 12/01/08                                  Aaa      12/02 at 102       3,864,840
-------------------------------------------------------------------------------------------------------------------------
               DELAWARE - 0.5%
   3,600,000   Delaware Economic Development Authority, Pollution Control
                Refunding Revenue Bonds (Delmarva Power & Light
                Company Project) Series 1992B, 6.750%, 5/01/19                      Aaa       5/02 at 102       3,921,660
-------------------------------------------------------------------------------------------------------------------------
               DISTRICT OF COLUMBIA - 1.1%
   2,500,000   District of Columbia (Washington, D.C.) General Obligation
                Bonds (Series 1990B), 7.500%,
                6/01/10 (Pre-refunded to 6/01/00)                                   Aaa       6/00 at 102       2,789,650
   6,000,000   District of Columbia (Washington, D.C.) General Obligation
                Bonds, Series 1994B, 6.100%, 6/01/11                                Aaa       6/04 at 102       6,087,360
-------------------------------------------------------------------------------------------------------------------------
               FLORIDA - 0.7%
               Florida Keys Aqueduct Authority, Water Refunding Revenue
                Bonds, Series 1991:
     920,000    6.750%, 9/01/21 (Pre-refunded to 9/01/01)                           Aaa       9/01 at 101       1,012,883
      80,000    6.750%, 9/01/21                                                     Aaa       9/01 at 101          86,331
               Brevard County, Florida, Utility Revenue Bonds, Series 1985B:
   1,520,000    7.375%, 3/01/14 (Pre-refunded to 3/01/98)                           Aaa       3/98 at 102       1,620,001
     260,000    7.375%, 3/01/14                                                     Aaa       3/98 at 102         276,060
   2,405,000   South Broward Hospital District (Florida) Hospital Revenue and
                Refunding Revenue Bonds, Series 1993, 7.500%, 5/01/08               Aaa       5/03 at 102       2,756,852
-------------------------------------------------------------------------------------------------------------------------
               GEORGIA - 2.9%
   5,000,000   City of Albany (Georgia), Sewerage System Revenue Bonds,
                Series 1992, 6.625%, 7/01/17                                        Aaa       7/02 at 102       5,400,750
   5,000,000   Development Authority of Appling County (Georgia), Pollution
                Control Revenue Bonds (Oglethorpe Power Corporation Hatch
                Project), Series 1994, 7.150%, 1/01/21                              Aaa       1/04 at 101       5,581,700
   2,250,000   Chatham County Hospital Authority, Hospital Revenue Bonds
                (Memorial Medical Center, Inc.), (Savannah, Georgia),
                Series 1990A, 7.000%, 1/01/21                                       Aaa       1/01 at 102       2,437,110
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               GEORGIA (CONTINUED)
$  4,590,000   Marietta Development Authority, First Mortgage Revenue
                 Bonds, (Life College Inc), Series 1995-B, 6.250%, 9/01/25          Aaa       9/05 at 102    $  4,769,515
   3,770,000   Development Authority of the City of Marietta, First Mortgage
                 Revenue Bonds (Life College, Inc.) Series 1995A and
                 Series 1995B, 5.950%, 9/01/19                                      Aaa       9/05 at 102       3,777,540
   1,000,000   Municipal Electric Authority of Georgia, Project One
                 Subordinated Bonds, Series 1994A, 6.500%, 1/01/26                  Aaa       1/04 at 102       1,071,790
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS -- 14.1%
   6,685,000   Illinois Health Facilities Authority, Revolving Fund Pooled
                 Financing Program, Methodist Health Services
                 Corporation, Peoria, 8.000%, 8/01/15                               Aaa       2/99 at 103       7,345,745
   4,500,000   Illinois Health Facilities Authority Revenue Bonds, Series 1993
                 (The Children's Memorial Hospital), 5.000%, 8/15/22                Aaa       8/03 at 102       3,887,730
   3,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                 Series 1994A (The University of Chicago
                 Hospitals Project), 6.125%, 8/15/24                                Aaa       8/04 at 102       2,976,090
   4,500,000   Illinois Health Facilities Authority, Revenue Bonds, Series 1994
                 (Ingalls Health System Project), 6.250%, 5/15/24                   Aaa       5/04 at 102       4,579,740
   4,000,000   Illinois Health Facilities Authority, Health Care Facilities
                 Revenue Bonds, Series 1995 (Northwestern Medical Faculty
                 Foundation, Inc.), 6.500%, 11/15/15                                Aaa      11/04 at 102       4,281,440
   7,000,000   Illinois Health Facilities Authority, Revenue Bonds (Carle
                 Foundation), Series 1996, 6.000%, 1/01/27                          Aaa       1/06 at 102       6,860,490
   2,100,000   Illinois Health Facilities Authority, Ingalls Health System
                 Revenue Bonds, Series 1989 (The Ingalls Memorial Hospital
                 Project), 7.000%, 1/01/19 (Pre-refunded to 1/01/00)                Aaa       1/00 at 102       2,287,005
               Illinois Health Facilities Authority, Revenue Bonds,
                 Series 1988-B, (Community Provider Pooled Loan Program):
     169,000     7.900%, 8/15/03                                                    Aaa      No Opt. Call         191,639
   1,236,000     7.900%, 8/15/03                                                    Aaa      10/96 at 102       1,264,861
   5,000,000   State of Illinois General Obligation Bonds, Series of August
                 1994, 5.875%, 8/01/19                                             AA--       8/04 at 102       4,870,850
               State of Illinois, General Obligation Bonds, Series of February
                 1995:
   3,065,000     6.100%, 2/01/19                                                    Aaa       2/05 at 102       3,091,849
   5,545,000     6.100%, 2/01/20                                                    Aaa       2/05 at 102       5,593,574
   5,000,000   The State of Illinois acting by the Department of Central
                 Management Services for the benefit of the Department of
                 Public Aid Participations, 5.650%, 7/01/17                         Aaa       7/06 at 102       4,818,850
   2,500,000   City of Chicago (Illinois), General Obligation Adjustable Rate
                 Bonds, Central Public Library Project, Series C of 1988,
                 6.850%, 1/01/17 (Pre-refunded to 7/01/02)                          Aaa   7/02 at 101 1/2       2,784,375
   5,000,000   City of Chicago, General Obligation Bonds, Project Series A of
                 1992, 6.250%, 1/01/12                                              Aaa       1/02 at 102       5,224,950
-------------------------------------------------------------------------------------------------------------------------


                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               ILLINOIS (CONTINUED)
$  1,500,000   Public Building Commission of Chicago, Cook County, Illinois,
                 Building Revenue Bonds, Series A of 1988 (Community
                 College District No. 508), 7.700%, 1/01/08                         Aaa      No Opt. Call    $  1,573,830
  21,300,000   Public Building Commission of Chicago (Illinois) Building
                 Revenue Bonds, Series A of 1993 (Board of Education of the
                 City of Chicago), 5.750%, 12/01/18                                 Aaa      12/03 at 102      20,409,021
   6,540,000   Town of Cicero, Cook County, Illinois, General Obligation
                 Corporate Purpose Bonds, Series 1994A, 6.400%, 12/01/14            Aaa      12/04 at 102       6,841,886
   2,250,000   The County of Cook, Illinois General Obligation Capital
                 Improvement Bonds, Series 1996, 5.875%, 11/15/22                   Aaa      11/06 at 101       2,211,683
   4,200,000   School District Number 25, Cook County, Illinois
                 (Arlington Heights), School Building Obligations,
                 Series 1996, 5.700%, 5/01/13                                       Aaa       5/06 at 102       4,102,560
   2,500,000   Community College District No. 508, Cook County, Illinois,
                 Certificates of Participation, 8.750%, 1/01/07                     Aaa      No Opt. Call       3,163,300
   2,370,000   Board of Governors of State Colleges and Universities (Illinois),
                 Eastern Illinois University, Auxiliary Facilities System
                 Revenue Bonds, Series 1994A, 6.375%, 4/01/16                       Aaa       4/04 at 102       2,505,588
   7,570,000   Village of Franklin Park, Cook County, Illinois, General
                 Obligation Refunding Bonds (Alternative Revenue Source)
                 Series 1993, 5.500%, 7/01/22                                       Aaa       7/04 at 102       7,089,532
   4,000,000   Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                 McHenry and Will Counties, Illinois, General Obligation
                 Refunding Bonds, Series 1993C, 5.850%, 6/01/23                     Aaa       6/03 at 102       3,886,440
-------------------------------------------------------------------------------------------------------------------------
               INDIANA - 5.2%
   3,750,000   City of Indianapolis, Indiana, Gas Utility System Revenue
                 Bonds, Series 1992 A, 6.200%, 6/01/23                              Aaa       6/02 at 102       3,850,425
   5,000,000   Indiana Health Facilities Financing Authority, Hospital Revenue
                 Refunding and Improvement Bonds, Series 1992
                 (Community Hospitals Project), 6.400%, 5/01/12                     Aaa       5/02 at 102       5,289,250
   1,000,000   Indiana Municipal Power Agency, Power Supply System
                 Revenue Bonds, 1990 Series A,
                 7.100%, 1/01/15 (Pre-refunded to 1/01/00)                          Aaa       1/00 at 102       1,095,360
   5,000,000   Indiana Municipal Power Agency, Power Supply System
                 Revenue Bonds, 1993 Series A, 6.125%, 1/01/19                      Aaa       1/03 at 102       5,044,900
   5,350,000   Jasper County, Indiana, Collateralized Pollution Control
                 Refunding Revenue Bonds (Northern Indiana Public Service
                 Company Project), Series 1991, 7.100%, 7/01/17                     Aaa       7/01 at 102       5,835,085
   2,000,000   Lawrence Central High School Building Corporation, Marion
                 County, Indiana, First Mortgage Bonds, Series 1990,
                 7.250%, 7/01/08 (Pre-refunded to 7/01/00)                          Aaa       7/00 at 102       2,218,240
   3,300,000   Marion County Convention and Recreational Facilities
                 Authority (Indiana), Excise Taxes Lease Rental Revenue Bonds,
                 Series 1991B, 7.000%, 6/01/21 (Pre-refunded to 6/01/01)            Aaa       6/01 at 102       3,673,263
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                          RAT-         OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                         INGS*     PROVISIONS**           VALUE
----------------------------------------------------------------------------------------------------------------------------
               INDIANA (CONTINUED)
$  2,250,000   Hospital Authority of Monroe County, Hospital Revenue
                 Refunding Bonds, Series 1989
                 (Bloomington Hospital Project), 7.125%, 5/01/11                    Aaa       5/99 at 101     $ 2,396,610
   1,000,000   City of Princeton,Indiana, Pollution Control Refunding Revenue
                 Bonds, 1990 Series (Public Service Company of Indiana, Inc.
                 Project C), 7.375%, 3/15/12                                        Aaa       3/00 at 102       1,098,970
   4,170,000   Riley Elementary School Building Corporation (Vigo County,
                 Indiana), First Mortgage Bonds, Series 1996,
                 5.700%, 1/15/18 (WI)                                               Aaa       1/06 at 102       4,042,064
   2,000,000   Hospital Authority of St. Joseph County (Indiana), Fixed Rate
                 Hospital Revenue Refunding Bonds, Series 1991A (Memorial
                 Hospital of South Bend Project), 7.000%, 8/15/20                   Aaa       8/01 at 102       2,171,420
   2,190,000   Shelby County Jail Building Corporation, First Mortgage Bonds
                 (Shelby County, Indiana), 6.500%, 7/15/09
                 (Pre-refunded to 7/15/02)                                          Aaa       7/02 at 102       2,419,337
   2,265,000   Southwest Allen Multi School Bldg. Corp., First Mortgage
                 Refunding Bonds, Series 1992 B, Fort Wayne, Indiana,
                 6.375%, 1/15/09                                                    Aaa       1/02 at 101       2,369,575
----------------------------------------------------------------------------------------------------------------------------
               KENTUCKY - 0.1%
   1,000,000   Louisville and Jefferson County Metropolitan Sewer District
                 (Commonwealth of Kentucky) Drainage Revenue Bonds,
                 Series 1989, 7.350%, 5/01/19 (Pre-refunded to 5/01/00)             Aaa       5/00 at 102       1,107,460
----------------------------------------------------------------------------------------------------------------------------
               LOUISIANA - 4.2%
   2,000,000   Board of Supervisors of Louisiana State University and
                 Agricultural and Mechanical College, Auxiliary Revenue
                 Bonds, Series 1996, 5.500%, 7/01/26 (WI)                           Aaa       7/06 at 102       1,902,940
   7,000,000   Louisiana Public Facilities Authority, Hospital Revenue
                 Refunding Bonds (Southern Baptist Hospital Project), Series
                 1992, 6.800%, 5/15/12 (Pre-refunded to 5/15/02)                    Aaa       5/02 at 102       7,796,110
   1,635,000   Louisiana Public Facilities Authority, Fixed Rate Health and
                 Education Capital Facilities Revenue Bonds (West Jefferson
                 Medical Center), Series 1985D, 7.900%, 12/01/15                    Aaa      12/98 at 102       1,779,469
               State of Louisiana General Obligation Bonds, Series 1992-A:
   5,000,000     6.500%, 5/01/09                                                    Aaa       5/02 at 102       5,360,550
   2,000,000     6.500%, 5/01/12                                                    Aaa       5/02 at 102       2,138,140
   4,795,000   Public Improvement Bonds, Issue of 1995, City of New Orleans,
                 Louisiana, 5.900%, 11/01/20                                        Aaa      11/05 at 100       4,785,362
   5,640,000   Orleans Parish Parishwide School District, General Obligation
                 Bonds, Series 1996, 5.000%, 9/01/20                                Aaa       3/06 at 100       4,969,742
   4,750,000   Hospital Service District No. 1 of the Parish of Tangipahoa,
                 State of Louisiana, Hospital Revenue Bonds
                 (Series 1994), 6.250%, 2/01/24                                     Aaa       2/04 at 102       4,877,158
----------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-        OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MAINE -- 2.0%
$ 3,175,000    Maine Health and Higher Educational Facilities Authority,
                Revenue Bonds, Series 1994B, 7.000%, 7/01/24                       Aaa        7/04 at 102    $ 3,497,898
 11,500,000    Maine Health and Higher Educational Facilities Authority,
                Revenue Bonds, Series 1995A, 5.875%, 7/01/25                       Aaa        7/05 at 102     11,404,205
               Town of Old Orchard Beach, Maine,
                1992 General Obligation Bonds:
    750,000     6.650%, 9/01/09                                                    Aaa        9/02 at 103        822,195
    500,000     6.650%, 9/01/10                                                    Aaa        9/02 at 103        548,130
-------------------------------------------------------------------------------------------------------------------------
               MARYLAND -- 0.1%
  1,000,000    Morgan State University, Maryland, Academic Fees and Auxiliary
                Facilities Fees Revenue Bonds, 1990 Series A,
                7.000%, 7/01/20 (Pre-refunded to 7/01/00)                          Aaa        7/00 at 102      1,101,170
-------------------------------------------------------------------------------------------------------------------------
               MASSACHUSETTS -- 3.3%
  1,250,000    Massachusetts Bay Transportation Authority, Certificates of
                Participation, 1990 Series A, 7.650%, 8/01/15
                (Pre-refunded to 8/01/00)                                          Aaa        8/00 at 102       1,408,325
  2,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Capital Asset Program Issue, Series F,
                7.300%, 10/01/18                                                   Aaa        4/00 at 102       2,179,600
  3,400,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, New England Medical Center Hospitals Issue,
                Series F, 6.625%, 7/01/25                                          Aaa        7/02 at 102       3,628,276
  4,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, South Shore Hospital Issue, Series D,
                6.500%, 7/01/22                                                    Aaa        7/02 at 102       4,237,160
  5,875,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Cape Cod Health Systems, Inc. Issue,
                Series A, 5.250%, 11/15/21                                         AAA       11/03 at 102       5,225,460
  4,000,000    Massachusetts Health and Educational Facilities Authority,
                Revenue Bonds, Berkshire Health Systems Issue, Series D,
                6.000%, 10/01/19                                                   Aaa       10/05 at 102       3,997,280
  3,500,000    City of Boston, Massachusetts, Revenue Bonds, Boston City
                Hospital (FHA-Insured Mortgage), Series A,
                7.625%, 2/15/21 (Pre-refunded to 8/15/00)                          Aaa        8/00 at 102       3,938,235
  1,150,000    City of Haverhill, Massachusetts, General Obligation
                Municipal Purpose Loan of 1992, Series A, 7.000%, 6/15/12          Aaa        6/02 at 102       1,266,001
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN -- 5.7%
  2,400,000    Michigan State Hospital Finance Authority (Michigan),
                Hospital Revenue and Refunding Bonds (Henry Ford
                Health System), Series 1992A, 5.750%, 9/01/17                      Aaa        9/02 at 102       2,344,272
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               MICHIGAN (CONTINUED)
               Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds (Sparrow Obligated Group), Series 1996:
$  1,650,000    5.800%, 11/15/16                                                    Aaa      11/06 at 102    $  1,606,770
   5,000,000    5.900%, 11/15/26                                                    Aaa      11/06 at 102       4,879,050
   2,000,000   Michigan Strategic Fund Limited Obligation Refunding Revenue
                Bonds (The Detroit Edison Company Pollution Control Bonds
                Project), Collateralized Series 1991DD, 6.875%, 12/01/21            Aaa      12/01 at 102       2,184,040
   5,475,000   State of Michigan, State Trunk Line Fund Refunding Bonds,
                Series 1992B-2, 5.500%, 10/01/21                                    Aaa      10/02 at 100       5,132,046
  12,130,000   City of Bay City, County of Bay, State of Michigan,
                1991 General Obligation Unlimited Tax Street
                Improvement Bonds, 0.000%, 6/01/21                                  Aaa      No Opt. Call       2,734,466
   5,000,000   Caledonia Community Schools, Counties of Kent, Allegan and
                Barry, State of Michigan, 1992 School Building and Site and
                Refunding Bonds (General Obligation -- Unlimited Tax),
                6.700%, 5/01/22 (Pre-refunded to 5/01/02)                           Aaa       5/02 at 102       5,553,450
   2,500,000   Chelsea School District, Counties of Washtenaw and Jackson,
                State of Michigan, 1995 School Building and Site Bonds
                (General Obligation, -- Unlimited Tax), 6.000%, 5/01/19             Aaa       5/05 at 101       2,522,550
   2,000,000   City of Detroit, Michigan, Sewage Disposal System Revenue
                Bonds, Series 1991, 6.625%, 7/01/21 (Pre-refunded to 7/01/01)       Aaa       7/01 at 102       2,197,980
   8,000,000   Livonia Public School District, County of Wayne, State of
                Michigan, 1993 Refunding Bonds, 5.500%, 5/01/21                     Aaa       5/03 at 102       7,561,360
   3,000,000   Board of Trustees of Oakland University, Michigan, General
                Revenue Bonds, Series 1995, 5.750%, 5/15/26                         Aaa       5/05 at 102       2,939,040
   6,085,000   School District of the City of River Rouge, County of Wayne,
                State of Michigan, 1993 School Building and Site Bonds
                (General Obligation -- Unlimited Tax), 5.625%, 5/01/22              Aaa   5/03 at 101 1/2       5,876,285
-------------------------------------------------------------------------------------------------------------------------
               MISSISSIPPI -- 0.8%
   6,400,000   Medical Center Educational Building Corporation (Mississippi),
                Revenue Bonds, Series 1993 (University of Mississippi
                Medical Center Project), 5.900%, 12/01/23                           Aaa      12/04 at 102       6,301,248
-------------------------------------------------------------------------------------------------------------------------
               MISSOURI -- 1.0%
   7,950,000   St. Louis Municipal Finance Corporation, City Justice Center,
                Leasehold Revenue Improvement Bonds, Series 1996A,
                (City of St. Louis, Missouri, Lessee), 5.950%, 2/15/16              Aaa       2/06 at 102       7,998,972
-------------------------------------------------------------------------------------------------------------------------
               NEVADA - 0.6%
   2,500,000   County of Churchill, Nevada, Health Care Facilities Revenue
                Bonds (Western Health Network, Inc.), Series 1994A,
                6.000%, 1/01/24                                                     Aaa       1/04 at 102       2,498,075
   2,000,000   Clark County, Nevada, Industrial Development Refunding
                Revenue Bonds (Nevada Power Company Project),
                Series 1992C, 7.200%, 10/01/22                                      Aaa      10/02 at 102       2,225,000
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-      OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                          INGS*  PROVISIONS**             VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW HAMPSHIRE -- 0.4%
$  2,850,000   New Hampshire Higher Educational and Health Facilities
                Authority, Revenue Refunding Bonds, University System of
                New Hampshire Issue, Series 1992, 6.250%, 7/01/20                   Aaa       7/02 at 102    $  2,935,899
-------------------------------------------------------------------------------------------------------------------------
               NEW JERSEY -- 0.5%
   1,480,000   New Jersey Housing and Mortgage Finance Agency, Home
                Mortgage Purchase Revenue Bonds, 1987 Series B
                (Remarketing), 8.100%, 10/01/17                                     Aaa       4/98 at 103       1,557,952
   1,890,000   Housing Finance Corporation of the Township of Pennsauken
                (Pennsauken, New Jersey), Section 8 Assisted Housing Revenue
                Bonds (Pennsauken Housing Associates -- 1979 Elderly
                Project), 8.000%, 4/01/11                                           Aaa  10/96 at 104 1/2       1,980,796
-------------------------------------------------------------------------------------------------------------------------
               NEW MEXICO -- 1.0%
   3,000,000   City of Albuquerque, New Mexico, Hospital System
                Revenue Bonds, 1992 Series B
                (Presbyterian Healthcare Services), 6.600%, 8/01/07                 Aaa       8/97 at 102       3,129,270
   4,445,000   City of Farmington, New Mexico, Pollution Control
                Revenue Refunding Bonds, 1992 Series A (Public Service
                Company of New Mexico San Juan and
                Four Corners Projects), 6.375%, 12/15/22                            Aaa      12/02 at 102       4,657,027
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK -- 11.6%
   3,000,000   Dormitory Authority of the State of New York, City University
                System Consolidated Second General Resolution Revenue
                Bonds, Series 1993A, 5.750%, 7/01/18                                Aaa      No Opt. Call       2,997,870
   8,375,000   Dormitory Authority of the State of New York, Mount Sinai
                School of Medicine, Insured Revenue Bonds,
                Series 1994A, 5.000%, 7/01/21                                       Aaa       7/04 at 102       7,433,064
   6,530,000   New York State Medical Care Facilities Finance Agency, Mental
                Health Services Facilities Improvement Revenue Bonds,
                1992 Series D, 5.900%, 8/15/22                                      Aaa       8/02 at 102       6,457,125
   6,500,000   New York State Thruway Authority, Highway and Bridge Trust
                Fund Bonds, Series 1996A, 5.250%, 4/01/14                           Aaa       4/06 at 102       6,132,685
   5,000,000   Battery Park City Authority, Senior Revenue Refunding Bonds,
                Series 1993A, 5.250%, 11/01/17                                      Aaa      11/03 at 102       4,618,100
               Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1992B:
   4,955,000    6.250%, 7/01/17                                                     Aaa       7/02 at 102       5,120,101
   6,925,000    6.250%, 7/01/22                                                     Aaa       7/02 at 102       7,111,767
   5,000,000   Metropolitan Transportation Authority, Commuter Facilities
                Revenue Bonds, Series 1994A, 6.375%, 7/01/18                        Aaa   7/04 at 101 1/2       5,241,350
     285,000   The City of New York, General Obligation Bonds,
                Fiscal 1992 Series C, 6.625%, 8/01/12                               Aaa   8/02 at 101 1/2         308,074
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-       OPT. CALL           MARKET
AMOUNT         DESCRIPTION                                                          INGS*   PROVISIONS**            VALUE
-------------------------------------------------------------------------------------------------------------------------
               NEW YORK (CONTINUED)
$  5,715,000   The City of New York, General Obligation Bonds,
                Fiscal 1992 Series C, Fixed Rate Bonds, Subseries C-1,
                6.625%, 8/01/12 (Pre-refunded to 8/01/02)                           Aaa   8/02 at 101 1/2    $  6,342,564
   3,010,000   The City of New York, General Obligation Bonds,
                Fiscal 1993 Series E, 6.000%, 5/15/16                               Aaa   5/03 at 101 1/2       3,030,980
   3,750,000   The City of New York, General Obligation Bonds,
                Fiscal 1992 Series B, 7.000%, 2/01/18                               Aaa   2/02 at 101 1/2       4,102,950
   6,330,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1992 Series A,
                6.750%, 6/15/16                                                     Aaa       6/01 at 101       6,834,286
   2,025,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1990 Series A,
                6.750%, 6/15/14 (Pre-refunded to 6/15/99)                           Aaa   6/99 at 101 1/2       2,178,515
   4,470,000   New York City Municipal Water Finance Authority, Water and
                Sewer System Revenue Bonds, Fiscal 1993 Series A,
                5.750%, 6/15/18                                                     Aaa   6/02 at 101 1/2       4,401,386
   3,900,000   New York City Transit Authority, Transit Facilities Refunding
                Revenue Bonds, Series 1993 (Livingston Plaza Project),
                5.400%, 1/01/18                                                     Aaa      No Opt. Call       3,744,663
               New York City Industrial Development Agency, Civic Facility
                Revenue Bonds (USTA National Tennis Center Incorporated
                Project):
   3,500,000    6.500%, 11/15/10                                                    Aaa      11/04 at 102       3,774,505
   3,000,000    6.600%, 11/15/11                                                    Aaa      11/04 at 102       3,250,650
   5,240,000   Triborough Bridge and Tunnel Authority, Special Obligation
                Refunding Bonds, Series 1991B, 6.875%, 1/01/15                      Aaa       1/01 at 102       5,695,408
   3,015,000   Triborough Bridge and Tunnel Authority, Special Obligation
                Bonds, Series 1992, 5.500%, 1/01/17                                 Aaa       1/02 at 100       2,857,617
-------------------------------------------------------------------------------------------------------------------------
               NORTH CAROLINA -- 0.7%
   6,000,000   County of Randolph, North Carolina Certificates of Participation
                (1995 Randolph County Projects), 5.300%, 6/01/15                    Aaa       6/05 at 102       5,708,580
-------------------------------------------------------------------------------------------------------------------------
               OHIO -- 1.1%
   1,000,000   Board of Education, City School District of Columbus, Franklin
                County, Ohio, General Obligation Bonds, Series 1990-A
                (Unlimited Tax) For School Building Renovation and
                Improvement, 7.000%, 12/01/11 (Pre-refunded to 12/01/00)            Aaa      12/00 at 102       1,106,700
   2,500,000   Dublin City School District, Franklin, Delaware and Union
                Counties, Ohio, Various Purpose School Building Construction
                and Improvement Bonds (General Obligation -- Unlimited
                Tax), 6.200%, 12/01/19                                              Aaa      12/02 at 102       2,593,600
   5,000,000   County of Montgomery, Ohio, Hospital Facilities Revenue
                Refunding and Improvement Bonds, Series 1996
                (Kettering Medical Center), 5.625%, 4/01/16                         Aaa       4/06 at 102       4,889,500
-------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL         MARKET
AMOUNT                      DESCRIPTION                                           INGS*      PROVISIONS**          VALUE
-------------------------------------------------------------------------------------------------------------------------
               OKLAHOMA -- 2.0%
$ 5,000,000    Oklahoma Industries Authority, Health System Revenue Bonds
                (Obligated Group consisting of Baptist Medical Center of
                Oklahoma, Inc., South Oklahoma City Hospital Corporation
                and Baptist Rural Health System, Inc.), Series 1995C,
                Fixed Rate Bonds, 6.250%, 8/15/12                                   Aaa       8/05 at 102    $  5,252,900
    350,000    Muskogee County Home Finance Authority (Oklahoma)
                Single Family Mortgage Revenue Refunding Bonds,
                Series 1990A, 7.600%, 12/01/10                                      Aaa       6/00 at 102         367,973
 10,525,000    Tulsa Metropolitan Utility Authority (Tulsa, Oklahoma),
                Utility Revenue Bonds, Series 1995, 5.750%, 9/01/19                 Aaa       9/05 at 102      10,295,239
-------------------------------------------------------------------------------------------------------------------------
               PENNSYLVANIA -- 3.3%
  3,550,000    County of Berks, Pennsylvania, General Obligation Bonds,
                Series of 1995, 5.850%, 11/15/18                                    Aaa      11/05 at 100       3,538,711
  5,000,000    Lehigh County General Purpose Authority, Hospital Revenue
                Bonds, Series 1992 (St. Luke's Hospital of Bethlehem,
                Pennsylvania Project), 6.250%, 7/01/22                              Aaa       7/02 at 102       5,122,200
  3,000,000    North Pennsylvania Water Authority (Montgomery County,
                Pennsylvania), Water Revenue Bonds, Series of 1994,
                7.000%, 11/01/24 (Pre-refunded to 11/01/04)                         Aaa      11/04 at 101       3,438,780
  3,900,000    The Philadelphia Municipal Authority, Philadelphia,
                Pennsylvania, Justice Lease Revenue Bonds, 1991 Series B,
                7.125%, 11/15/18 (Pre-refunded to 11/15/01)                         Aaa      11/01 at 102       4,403,919
  8,500,000    The Pittsburgh (Pennsylvania), Water and Sewer Authority,
                Water and Sewer System Subordinate Revenue Bonds,
                Series B of 1995, 5.750%, 9/01/25                                   Aaa       9/05 at 100       8,295,065
  1,000,000    Washington County Hospital Authority (Pennsylvania),
                Hospital Revenue Refunding Bonds, Series A of 1990
                (The Washington Hospital Project), 7.150%, 7/01/17                  Aaa       7/00 at 102       1,087,550
-------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND -- 1.4%
   2,250,000   Rhode Island Depositors Economic Corporation, Special
                Obligation Bonds, 1992 Series A,
                6.625%, 8/01/19 (Pre-refunded to 8/01/02)                           Aaa       8/02 at 102       2,488,365
   4,000,000   City of Cranston, Rhode Island, General Obligation Bonds,
                7.200%, 7/15/11 (Pre-refunded to 7/15/01)                           Aaa   7/01 at 101 1/2       4,442,680
   3,130,000   Kent County Water Authority (Rhode Island), General Revenue
                Bonds, 1994 Series A, 6.350%, 7/15/14                               Aaa       7/04 at 102       3,268,534
   1,000,000   Providence Housing Development Corporation, Mortgage
                Revenue Refunding Bonds, Series 1994A (FHA Insured
                Mortgage Loan -- Barbara Jordan Apartments Project)
                (Providence, Rhode Island), 6.650%, 7/01/15                         Aaa       7/04 at 102       1,046,900
-------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND - CONTINUED

----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
----------------------------------------------------------------------------------------------------------------------------
               SOUTH CAROLINA - 3.7%
$  1,000,000   City of Aiken, South Carolina, Water and Sewer System Revenue
                 Refunding and Capital Improvement Bonds,
                 Series 1990, 7.250%, 1/01/14                                       Aaa       1/00 at 102    $  1,091,840
   8,740,000   The School District of Berkeley County, South Carolina,
                 Berkeley School Facilities Group, Inc., Certificates of
                 Participation, Series 1995, 5.250%, 2/01/16                        Aaa       2/06 at 101       8,217,698
               Charleston County, South Carolina, Charleston Public Facilities
                 Corporation, Certificates of Participation, Series 1994B:
      70,000     6.875%, 6/01/14                                                    Aaa       6/04 at 102          76,943
     115,000     7.000%, 6/01/19                                                    Aaa       6/04 at 102         126,461
   6,500,000   Charleston County, South Carolina, Charleston Public Facilities
                 Corporation, Certificates of Participation, Series 1995,
                 5.500%, 12/01/20                                                   Aaa       6/05 at 101       6,170,255
               Charleston County, South Carolina, Charleston Public Facilities
                 Corporation, Certificates of Participation, Series 1994B:
   1,430,000     6.875%, 6/01/14 (Pre-refunded to 6/01/04)                          Aaa       6/04 at 102       1,627,369
   2,385,000     7.000%, 6/01/19 (Pre-refunded to 6/01/04)                          Aaa       6/04 at 102       2,733,210
   5,435,000   Greenville Memorial Auditorium District, Public Facilities
                 Corporation, Greenville Memorial Auditorium District,
                 Taxable Certificates of Participation (Bi-Lo Center Project),
                 Series 1996C, 5.750%, 3/01/22                                      Aaa       3/06 at 102       5,289,777
   2,000,000   City of Rock Hill, South Carolina, Combined Utility
                 System Revenue Bonds, Series 1990, 7.000%, 1/01/20
                 (Pre-refunded to 1/01/00)                                          Aaa       1/00 at 102       2,184,600
   2,000,000   City of Rock Hill, South Carolina, Combined Utility
                 System Revenue Bonds, Series 1991, 6.375%, 1/01/15                 Aaa       1/01 at 102       2,095,100
----------------------------------------------------------------------------------------------------------------------------
               SOUTH DAKOTA - 0.2%
   1,000,000   South Dakota Health and Educational Facilities Authority,
                 Revenue Bonds, Series 1990 (McKennan Hospital Issue),
                 7.250%, 7/01/15 (Pre-refunded to 7/01/00)                          Aaa       7/00 at 102       1,107,630
----------------------------------------------------------------------------------------------------------------------------
               TEXAS - 3.6%
   6,080,000   Texas Health Facilities Development Corporation, Hospital
                 Revenue Bonds (All Saints Episcopal Hospitals of Fort Worth
                 Project), Series 1993B, 6.250%, 8/15/22                            Aaa       8/03 at 102       6,236,864
     565,000   Texas Housing Agency, Single Family Mortgage Revenue Bonds,
                 1985 Series C, 7.875%, 9/01/17                                      Aa      10/96 at 102         576,882
   3,000,000   Bexar County (Texas), Health Facilities Development
                 Corporation, Hospital Revenue Bonds (Baptist Memorial
                 Hospital System Project), Series 1994, 6.750%, 8/15/19             Aaa       8/04 at 102       3,260,700
   5,000,000   Bexar Metropolitan Water District, Waterworks System
                 Revenue Bonds, Series 1994, 5.000%, 5/01/19
                 (Pre-refunded to 5/01/15)                                          Aaa       5/15 at 100       4,523,300
----------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                         RAT-          OPT. CALL          MARKET
AMOUNT         DESCRIPTION                                                        INGS*      PROVISIONS**           VALUE
-------------------------------------------------------------------------------------------------------------------------
               TEXAS (CONTINUED)
$  4,575,000   Harris County, Texas, Toll Road Senior Lien, Revenue
                Refunding Bonds, Series 1992A, 6.500%,
                8/15/17 (Pre-refunded to 8/15/02)                                   Aaa       8/02 at 102    $  5,059,081
   1,000,000   Harris County Hospital District Refunding Revenue Bonds,
                Texas, Series 1990, 7.400%, 2/15/10                                 Aaa      No Opt. Call       1,164,400
     500,000   City of Houston, Texas, Senior Lien Hotel Occupancy Tax and
                Parking Facilities, Weekly Adjustable/Fixed Rate Revenue
                Bonds, Series 1985, Custodial Receipts, Series A,
                7.000%, 7/01/15 (Pre-refunded to 7/01/01)                           Aaa       7/01 at 100         549,305
     825,000   Lower Colorado River Authority, Priority Refunding Revenue
                Bonds, Series 1991, Series B, 7.000%, 1/01/11                       Aaa       1/01 at 102         903,375
   1,250,000   Sabine River Authority of Texas, Collateralized Pollution Control
                Revenue Refunding Bonds (Texas Utilities Electric Company
                Project), Series 1993B Bonds, 5.550%, 5/01/22                       Aaa      11/03 at 102       1,183,725
   5,000,000   Tarrant County Health Facilities Development Corporation,
                Hospital Revenue Refunding and Improvement Bonds
                (Fort Worth Osteopathic Hospital, Inc. Project), Series 1993,
                 6.000%, 5/15/21                                                    Aaa      No Opt. Call       5,126,600
-------------------------------------------------------------------------------------------------------------------------
               UTAH - 1.2%
   5,055,000   State of Utah, State Building Ownership Authority, Lease
                Revenue Bonds (State Facilities Master Lease Program),
                Series 1995A, 5.750%, 5/15/18                                       Aaa      11/05 at 100       4,857,804
     245,000   Utah Housing Finance Agency, Single Family Mortgage Senior
                Bonds, 1988 Issue C (Federally Insured or Guaranteed
                Mortgage Loans), 8.375%, 7/01/19                                     AA       1/09 at 100         251,375
     500,000   Provo City, Utah, Energy System Revenue Refunding Bonds,
                1993 Series A, 5.750%, 5/15/14                                      Aaa       5/03 at 102         493,125
   3,500,000   White City Water Improvement District,
                Salt Lake County, Utah, General Obligation Water Bonds,
                Series 1995, 6.600%, 2/01/25                                        Aaa       2/05 at 100       3,752,840
-------------------------------------------------------------------------------------------------------------------------
               VIRGINIA - 0.5%
   3,000,000   Industrial Development Authority of Loudoun County, Virginia,
                Hospital Revenue Bonds (Loudoun Hospital Center),
                Series 1995, 5.800%, 6/01/26                                        Aaa       6/05 at 102       2,910,840
   1,050,000   County of Roanoke, Virginia, Water System Revenue Bonds,
                Series 1991, 6.000%, 7/01/31 (Pre-refunded to 7/01/01)              Aaa       7/01 at 100       1,109,052
-------------------------------------------------------------------------------------------------------------------------
               WASHINGTON - 2.2%
   6,500,000    Washington Public Power Supply System, Nuclear Project No. 1
                Refunding Revenue Bonds, Series 1993A, 5.700%, 7/01/17              Aaa       7/03 at 102       6,198,725
   5,000,000   Washington Public Power Supply System, Nuclear Project No. 2
                Refunding Revenue Bonds, Series 1993B, 5.400%, 7/01/05              Aaa      No Opt. Call       5,027,500

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                           RAT-       OPT. CALL            MARKET
AMOUNT         DESCRIPTION                                                          INGS*   PROVISIONS**             VALUE
--------------------------------------------------------------------------------------------------------------------------
               WASHINGTON (CONTINUED)
$  2,500,000   Washington Public Power Supply System, Nuclear Project No. 3
                Refunding Revenue Bonds, Series 1989A, 7.250%, 7/01/16
                (Pre-refunded to 7/01/99)                                           Aaa       7/99 at 102    $  2,728,850
   1,500,000   City of Marysville, Washington, Water and Sewer Revenue
                Bonds, 1991, 7.000%, 12/01/11 (Pre-refunded to 12/01/03)            Aaa      12/03 at 100       1,687,755
   2,000,000   Bellingham School District No. 501, Whatcom County,
                Washington, Unlimited Tax General Obligation Bonds, 1994,
                6.125%, 12/01/13                                                    Aaa      12/04 at 100       2,058,440
--------------------------------------------------------------------------------------------------------------------------
               WEST VIRGINIA - 0.2%
   1,000,000   School Building Authority of West Virginia, Capital
                Improvement Revenue Bonds, Series 1990A,
                7.250%, 7/01/15 (Pre-refunded to 7/01/00)                           Aaa       7/00 at 102       1,109,120
--------------------------------------------------------------------------------------------------------------------------
               WISCONSIN - 1.4%
   7,020,000   Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds (Sisters of the Sorrowful Mother-Ministry Corporation),
                Series 1993A, 6.125%, 8/15/22                                       Aaa       2/03 at 102       6,974,651
   1,000,000   Wisconsin Municipal Insurance Commission, Revenue Bonds,
                Series 1987, 8.700%, 4/01/07                                        Aaa       4/97 at 102       1,044,970
   2,000,000   City of Superior, Wisconsin, Limited Obligation Refunding
                Revenue Bonds (Midwest Energy Resources Company Project)
                Series E-1991 (Collateralized), 6.900%, 8/01/21                     Aaa      No Opt. Call       2,286,480
   1,000,000   School District of Three Lakes, Forest and Oneida Counties,
                Wisconsin, General Obligation Refunding Bonds,
                6.750%, 4/01/12 (Pre-refunded to 4/01/03)                           Aaa       4/03 at 100       1,103,900
--------------------------------------------------------------------------------------------------------------------------
               WYOMING - 0.3%
   2,000,000   The Trustees of the University of Wyoming, Facilities Revenue
                Bonds, Series 1991, 7.100%, 6/01/10                                 Aaa       6/00 at 101       2,190,020
--------------------------------------------------------------------------------------------------------------------------
               PUERTO RICO - 0.5%
   3,750,000   Commonwealth of Puerto Rico, Public Improvement Bonds
                of 1992 (General Obligation Bonds),
                6.600%, 7/01/13 (Pre-refunded to 7/01/02)                           Aaa   7/02 at 101 1/2       4,165,381
--------------------------------------------------------------------------------------------------------------------------
$795,010,000   Total Investments -- (cost $765,118,418) -- 100.7%                                             799,126,229
--------------------------------------------------------------------------------------------------------------------------
               Other Assets Less Liabilities -- (0.7%)                                                         (5,334,006)
--------------------------------------------------------------------------------------------------------------------------
               Net Assets -- 100%                                                                            $793,792,223
--------------------------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

NUVEEN INSURED MUNICIPAL BOND FUND--CONTINUED

--------------------------------------------------------------------------------------------------------------------------
                                                                          NUMBER            MARKET         MARKET
                     STANDARD & POOR'S                   MOODY'S       OF ISSUES             VALUE        PERCENT
--------------------------------------------------------------------------------------------------------------------------
SUMMARY OF                         AAA                       Aaa             203      $788,590,122            98%
RATINGS*                 AA+, AA, AA--         Aa1, Aa, Aa2, Aa3               3         5,699,107             1
PORTFOLIO OF           BBB+, BBB, BBB-     Baa1, Baa, Baa2, Baa3               1         4,837,000             1
INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                        207      $799,126,229           100%
--------------------------------------------------------------------------------------------------------------------------

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on a when-issued basis (note 1).

See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)

                                                                       MUNI          INS. MUNI
                                                                       BOND            BOND
                                                                  --------------    ------------
 ASSETS
 Investments in municipal securities, at market value (note 1)    $2,849,912,859    $799,126,229
 Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                           33,100,000               -
 Cash                                                                     26,107               -
 Receivables:
  Interest                                                            40,494,366      10,685,826
  Shares sold                                                            122,353          75,281
  Investments sold                                                       165,000       2,052,713
 Other assets                                                             53,425          14,573
                                                                  --------------    ------------
   Total assets                                                    2,923,874,110     811,954,622
                                                                  --------------    ------------
 LIABILITIES
 Payables:
  Investments purchased                                               47,563,718      15,211,521
  Shares reacquired                                                      176,447          56,981
 Accrued expenses:
  Management fees (note 6)                                             1,108,034         324,347
  Other                                                                  635,438         330,781
 Dividends payable                                                     9,809,665       2,238,769
                                                                  --------------    ------------
   Total liabilities                                                  59,293,302      18,162,399
                                                                  --------------    ------------
 Net assets (note 7)                                              $2,864,580,808    $793,792,223
                                                                  ==============    ============
 Class A Shares (note 1)
 Net assets                                                       $   54,030,059    $ 57,503,907
                                                                  ==============    ============
 Shares outstanding                                                    5,952,251       5,400,465
                                                                  ==============    ============
 Net asset value and redemption price per share                   $         9.08    $      10.65
                                                                  ==============    ============
 Offering price per share (net asset value per share plus
  maximum sales charge of 4.50% of offering price)                $         9.51    $      11.15
                                                                  ==============    ============

 Class C Shares (note 1)
 Net assets                                                       $    3,349,917    $  5,152,126
                                                                  ==============    ============
 Shares outstanding                                                      368,992         488,830
                                                                  ==============    ============
 Net asset value, offering and redemption price per share         $         9.08    $      10.54
                                                                  ==============    ============
 Class R Shares (note 1)
 Net assets                                                       $2,807,200,832    $731,136,190
                                                                  ==============    ============
 Shares outstanding                                                  309,141,414      68,945,126
                                                                  ==============    ============
 Net asset value and redemption price per share                   $         9.08    $      10.60
                                                                  ==============    ============

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS           NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
Six months ended August 31, 1996                                 AUGUST 31, 1996
(Unaudited)

-----------------------------------------------------------------------------------------------
                                                                       MUNI        INS. MUNI
                                                                       BOND           BOND
-----------------------------------------------------------------------------------------------
 INVESTMENT INCOME
 Tax-exempt interest income (note 1)                               $ 85,538,965   $ 23,568,720
                                                                   ------------   ------------
 Expenses:
  Management fees (note 6)                                            6,493,694      1,894,368
  12b-1 service fees-Class A (note 1)                                    57,553         65,012
  12b-1 distribution and service fees-Class C (note 1)                   12,551         25,937
  Shareholders' servicing agent fees and expenses                     1,115,315        378,907
  Custodian's fees and expenses                                         187,617         71,423
  Directors'/Trustees' fees and expenses (note 6)                        25,280          6,887
  Professional fees                                                      33,192          9,810
  Shareholders' reports - printing and mailing expenses                 209,142         89,474
  Federal and state registration fees                                    32,568         50,191
  Portfolio insurance expense                                                 -          3,588
  Other expenses                                                         70,550         24,475
                                                                   ------------   ------------
   Total expenses                                                     8,237,462      2,620,072
                                                                   ------------   ------------
     Net investment income                                           77,301,503     20,948,648
                                                                   ------------   ------------

 REALIZED AND UNREALIZED GAIN (LOSS)
 FROM INVESTMENTS
 Net realized gain (loss) from investment transactions (note 1)       9,657,526     (2,014,680)
 Net change in unrealized appreciation or
  depreciation of investments                                       (71,994,006)   (22,295,656)
                                                                   ------------   ------------
     Net gain (loss) from investments                               (62,336,480)   (24,310,336)
                                                                   ------------   ------------
 Net increase (decrease) in net assets from operations             $ 14,965,023   $ (3,361,688)
                                                                   ============   ============
-----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

-----------------------------------------------------------------------------------------------------------------------------
                                                                          MUNI BOND                  INS. MUNI BOND
-----------------------------------------------------------------------------------------------------------------------------
                                                              6 months ended     Year ended     6 months ended    Year ended
                                                                  8/31/96          2/29/96          8/31/96         2/29/96
-----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
 Net investment income                                        $   77,301,503   $  156,911,846    $ 20,948,648   $  41,913,841
 Net realized gain (loss) from investment transactions,
  net of taxes, if applicable (notes 1 and 4)                      9,657,526       10,618,706      (2,014,680)      4,402,500
 Net change in unrealized appreciation or depreciation
  of investments.                                                (71,994,006)      84,862,109     (22,295,656)     36,885,934
                                                              --------------   --------------    ------------   -------------
 Net increase (decrease) in net assets from operations            14,965,023      252,392,661      (3,361,688)     83,202,275
                                                              --------------   --------------    ------------   -------------
 DISTRIBUTION TO SHAREHOLDERS (note 1)
 From undistributed net investment income:
  Class A                                                         (1,168,257)        (707,943)     (1,279,262)     (1,614,782)
  Class C                                                            (54,735)         (30,677)       (109,131)       (192,149)
  Class R                                                        (76,378,547)    (157,137,272)    (19,250,029)    (40,071,660)
 From accumulated net realized gains from
  investment transactions:
  Class A                                                                  -          (63,661)              -               -
  Class C                                                                  -           (3,523)              -               -
  Class R                                                                  -       (8,354,729)              -               -
                                                              --------------   --------------    ------------   -------------
 Decrease in net assets from distributions to shareholders       (77,601,539)    (166,297,805)    (20,638,422)    (41,878,591)
                                                              --------------   --------------    ------------   -------------
 FUND SHARE TRANSACTIONS (note 2)
 Net proceeds from sale of shares:
  Class A                                                         28,685,003       93,033,904      18,826,722     108,423,277
  Class C                                                          1,754,936        1,925,249       1,000,823       7,075,313
  Class R                                                        118,253,577      397,491,029      27,323,953     143,237,499
 Net proceeds from shares issued to shareholders due to
  reinvestment of distributions:
  Class A                                                            747,773          453,018         797,851         951,544
  Class C                                                             38,908           19,887          92,400         161,275
  Class R                                                         60,119,020      123,742,206      12,692,989      26,577,682
                                                              --------------   --------------    ------------   -------------
                                                                 209,599,217      616,665,293      60,734,738     286,426,590
                                                              --------------   --------------    ------------   -------------
 Cost of shares redeemed:
  Class A                                                        (11,691,146)     (56,994,434)     (7,630,127)    (78,678,465)
  Class C                                                           (313,620)         (40,390)       (934,832)     (6,281,962)
  Class R                                                       (188,022,434)    (469,258,117)    (48,427,433)   (183,518,067)
                                                              --------------   --------------    ------------   -------------
                                                                (200,027,200)    (526,292,941)    (56,992,392)   (268,478,494)
                                                              --------------   --------------    ------------   -------------
 Net increase in net assets derived from
  Fund share transactions                                          9,572,017       90,372,352       3,742,346      17,948,096

  Net increase (decrease) in net assets                          (53,064,499)     176,467,208     (20,257,764)     59,271,780
 Net assets at the beginning of period                         2,917,645,307    2,741,178,099     814,049,987     754,778,207
                                                              --------------   --------------    ------------   -------------
 Net assets at the end of period                              $2,864,580,808   $2,917,645,307    $793,792,223   $ 814,049,987
                                                              ==============   ==============    ============   =============
 Balance of undistributed net investment income
  at end of period                                            $      869,561   $    1,169,597    $    535,266   $     225,040
                                                              ==============   ==============    ============   =============
-----------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS     NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
(Unaudited)                                                      AUGUST 31, 1996

     1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

     At August 31, 1996, the nationally diversified Funds covered in this report (the "Funds") are Nuveen Municipal Bond Fund and Nuveen Insured Tax-Free Bond Fund, Inc. (comprising Nuveen Insured Municipal Bond Fund). Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

     Municipal Bond was originally incorporated in Maryland on October 8, 1976 and reorganized as a Massachusetts Business Trust at the close of business on June 12, 1995. Insured Municipal Bond was incorporated in Minnesota on July 11, 1986.

     The Funds are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

     Securities valuation

     Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

     Securities transactions

     Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At August 31, 1996, Municipal Bond and Insured Municipal Bond had outstanding purchase commitments of $43,647,500 and 14,657,787, respectively.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


     Interest income

     Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

     Dividends and distributions to shareholders

     Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

     Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

     Federal income taxes

     Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax exempt status when distributed to the shareholders of the Funds.

     Insurance

     Insured Municipal Bond invests in municipal securities which are either covered by insurance or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


     ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

     Flexible sales charge program

     Effective September 6, 1994, for Insured Municipal Bond and June 13, 1995, for Municipal Bond, both Funds commenced offering Class "A" Shares and Class "C" Shares. Class "A" Shares incur a front-end sales charge and an annual 12b-1 service fee. Class "C" Shares are sold without a sales charge but incur annual 12b-1 distribution and service fees. An investor purchasing Class "C" Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class "C" Shares are redeemed within 12 months of purchase.

     Prior to the offering of Class "A" Shares and Class "C" Shares, the shares outstanding for both Funds were renamed Class "R" and are not subject to any 12b-1 distribution or service fees. Effective with the offering of the new classes, Class "R" Shares are generally available only for reinvestment of dividends by current "R" shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

     Expense allocation

     Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

     Derivative financial instruments

     In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119, Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments, which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended August 31, 1996, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long term portfolio securities, if applicable.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          2. FUND SHARES
          Transactions in Fund shares were as follows:

----------------------------------------------------------------------------------------------------------
                                                      MUNI BOND                     INS. MUNI BOND
----------------------------------------------------------------------------------------------------------
                                        Six months ended      Year ended    Six months ended    Year ended
                                             8/31/96            2/29/96         8/31/96          2/29/96
----------------------------------------------------------------------------------------------------------
 Shares sold:
  Class A                                    3,165,178         10,085,967       1,759,531       10,080,588
  Class C                                      192,545            208,938          94,560          661,711
  Class R                                   13,014,352         43,438,989       2,572,825       13,451,112
 Shares issued to shareholders
  due to reinvestment of distributions:
  Class A                                       82,059             48,593          74,550           88,109
  Class C                                        4,271              2,138           8,715           15,241
  Class R                                    6,588,063         13,470,516       1,190,127        2,491,979
                                            ----------         ----------       ---------       ----------
                                            23,046,468         67,255,141       5,700,308       26,788,740
                                            ----------         ----------       ---------       ----------
 Shares redeemed:
  Class A                                   (1,293,783)        (6,135,763)       (713,301)      (7,244,524)
  Class C                                      (34,568)            (4,332)        (88,991)        (588,441)
  Class R                                  (20,724,530)       (51,218,535)     (4,571,465)     (17,181,722)
                                            ----------         ----------       ---------       ----------
                                           (22,052,881)       (57,358,630)     (5,373,757)     (25,014,687)
                                            ----------         ----------       ---------       ----------
 Net increase                                  993,587          9,896,511         326,551        1,774,053
                                            ==========         ==========       =========       ==========
----------------------------------------------------------------------------------------------------------

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


              3. DISTRIBUTIONS TO SHAREHOLDERS

              On September 9, 1996, the Funds declared dividend distributions from their tax-exempt net investment income which were paid on October 1, 1996, to shareholders of record on September 9, 1996, as follows:

---------------------------------------------------------
                            MUNI      INS. MUNI
                            BOND        BOND
---------------------------------------------------------
 Dividend per share:
  Class A                  $.0385        $.0445
  Class C                   .0330         .0375
  Class R                   .0405         .0465
                           ======        ======
---------------------------------------------------------

              4. SECURITIES TRANSACTIONS

              Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the six months ended August 31, 1996, were as follows:

------------------------------------------------------------------
                                            MUNI       INS. MUNI
                                            BOND          BOND
------------------------------------------------------------------
 PURCHASES
 Investments in municipal securities    $320,467,078  $171,317,008
 Temporary municipal investments         202,280,000   105,900,000
 SALES
 Investments in municipal securities     242,216,832   155,118,974
 Temporary municipal investments         200,780,000   109,900,000
                                        ============  ============
------------------------------------------------------------------

              At August 31, 1996, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


5. UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 1996, were as follows:


----------------------------------------------------------
                                    MUNI        INS. MUNI
                                    BOND          BOND
----------------------------------------------------------
Gross unrealized:
  Appreciation                  $113,788,927   $36,894,127
  Depreciation                   (18,199,819)   (2,886,316)
                                ------------   -----------
Net unrealized appreciation     $ 95,589,108   $34,007,811
                                ============   ===========
----------------------------------------------------------


6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreement with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:


---------------------------------------------------
Average daily net asset value        Management fee
---------------------------------------------------
For the first $125,000,000                .5 of 1%
For the next $125,000,000              .4875 of 1
For the next $250,000,000               .475 of 1
For the next $500,000,000              .4625 of 1
For the next $1,000,000,000              .45 of 1
For net assets over $2,000,000,000      .425 of 1
---------------------------------------------------

The management fee is reduced by, or the Adviser assumes certain expenses of each Fund, in an amount necessary to prevent the total expenses of each Fund (including the management fee, but excluding interest, taxes, fees incurred in acquiring and disposing of portfolio securities, 12b-1 Service and Distribution fees, if applicable, and to the extent permitted, extraordinary expenses) in any fiscal year from exceeding .75 of 1% of the average daily net asset value of Municipal Bond and .975 of 1% of the average daily net asset value of Insured Municipal Bond. The Adviser may also voluntarily agree to reimburse additional expenses from time to time, which may be voluntarily terminated at any time at its discretion.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Funds pay no compensation directly to their directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS

At August 31, 1996, the Funds had common stock authorized of $.10 par value per share for Municipal Bond and $.01 par value per share for Insured Municipal Bond. The composition of net assets as well as the number of authorized shares is as follows:


-------------------------------------------------------------------------------------------
                                                                   MUNI         INS. MUNI
                                                                   BOND           BOND
-------------------------------------------------------------------------------------------
Capital paid-in                                               $2,754,548,775  $758,641,356
Balance of undistributed net investment income                       869,561       535,266
Accumulated net realized gain from investment transactions        13,573,364       607,790
Net unrealized appreciation of investments                        95,589,108    34,007,811
                                                              --------------  ------------
  Net assets                                                  $2,864,580,808  $793,792,223
                                                              ==============  ============

 Authorized Shares:
  Class A                                                          Unlimited   340,000,000
  Class C                                                          Unlimited   460,000,000
  Class R                                                          Unlimited   200,000,000
                                                              ==============  ============
-------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(Unaudited)


          8.  INVESTMENT COMPOSITION

          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At August 31, 1996, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

------------------------------------------------------
                                     MUNI    INS. MUNI
                                     BOND      BOND
------------------------------------------------------

 Revenue Bonds:
  Electric Utilities                  21%        4%
  Health Care Facilities              17        19
  Housing Facilities                  16         2
  Lease Rental Facilities              2        11
  Water/Sewer Facilities               9        10
  Educational Facilities               1         8
  Transportation                       6         3
  Pollution Control                    4         4
  Other                                7         5
 General Obligation Bonds              7        19
 Escrowed Bonds                       10        15
------------------------------------------------------
                                     100%      100%
------------------------------------------------------

          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (31% for Municipal Bond and 100% for Insured Municipal Bond). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

          72% of Municipal Bond's temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996


          9.  OTHER MATTERS

          The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively the distributor and investment advisor of your Fund, has entered into an agreement pursuant to which Nuveen will acquire Flagship Resources Inc. and consolidate their respective mutual fund businesses. This agreement is subject to the approval of the shareholders of the Flagship funds at a meeting scheduled for December, 1996.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

----------------------------------------------------------------------------------------------------------------------------------
                                          Income from investment operations               Less distributions
                                          ---------------------------------               ------------------
                                                                        Net         Dividends
                                                               realized and         from tax-
                            Net asset                Net    unrealized gain        exempt net       Distributions        Net asset
                      value beginning         investment        (loss) from        investment                from     value end of
                            of period             income      investments**            income       capital gains           period
----------------------------------------------------------------------------------------------------------------------------------
 MUNI BOND
----------------------------------------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
   8/31/96                     $9.280            $.241             $(.206)           $(.235)             $   --            $9.080
 6/13/95 to
   2/29/96                      9.150             .340++             .141             (.324)              (.027)            9.280
 CLASS C
 6 mos. ended
   8/31/96                      9.260             .207              (.185)            (.202)                 --             9.080
 6/13/95 to
   2/29/96                      9.150             .290++             .126             (.279)              (.027)            9.260
 CLASS R
 6 mos. ended
   8/31/96                      9.280             .246              (.199)            (.247)                 --             9.080
 Year ended
   2/29/96                      9.000             .506               .313             (.512)              (.027)            9.280
 Year ended 2/28,
   1995                         9.280             .515              (.209)            (.511)              (.075)            9.000
   1994                         9.450             .519              (.075)            (.516)              (.098)            9.280
   1993                         9.080             .555               .414             (.544)              (.055)            9.450
 5 mos. ended
   2/29/92                      9.040             .239               .080             (.239)              (.040)            9.080
 Year ended 9/30,
   1991                         8.650             .579               .438             (.589)              (.038)            9.040
   1990                         8.730             .596              (.080)            (.596)                 --             8.650
   1989                         8.520             .597               .239             (.597)              (.029)            8.730
   1988                         8.020             .596               .536             (.596)              (.036)            8.520
   1987                         8.780             .598              (.614)            (.598)              (.146)            8.020
   1986                         7.830             .595              1.162             (.595)              (.212)            8.780
   1985                         7.180             .586               .650             (.586)                 --             7.830
----------------------------------------------------------------------------------------------------------------------------------

See notes on page 52.

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

------------------------------------------------------------------------------------------------------------------------------------
                                                            Ratios/Supplemental data
              ----------------------------------------------------------------------------------------------------------------------
                                             Ratio of             Ratio of              Ratio of             Ratio of
                                          expenses to       net investment           expenses to       net investment
Total return          Net assets              average    income to average    average net assets    income to average     Portfolio
on net asset       end of period    net assets before    net assets before                 after     net assets after      turnover
      value+      (in thousands)        reimbursement        reimbursement       reimbursement++      reimbursement++          rate
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
         .40%        $    54,030               .82%*                5.12%*               .82%*                 5.12%*           9%

        5.33              37,089               .86*                 5.11*                .83*                  5.14*           17


         .26               3,350              1.57*                 4.36*               1.57*                  4.36*            9

        4.59               1,915              1.64*                 4.33*               1.58*                  4.49*           17


         .54           2,807,201               .57*                 5.37*                .57*                  5.37*            9

        9.31           2,878,641               .59                  5.53                 .59                   5.53            17

        3.60           2,741,178               .59                  5.79                 .59                   5.79            17
        4.79           2,700,007               .62                  5.49                 .62                   5.49            15
       11.04           2,371,669               .61                  5.95                 .61                   5.95            14

        3.56           1,835,708               .62*                 6.24*                .62*                  6.24*            6

       12.15           1,661,420               .60                  6.48                 .60                   6.48            10
        6.04           1,323,623               .62                  6.78                 .62                   6.78             8
       10.07           1,119,833               .64                  6.85                 .64                   6.85            12
       14.50             945,361               .65                  7.11                 .65                   7.11             8
        (.39)            764,092               .68                  6.85                 .68                   6.85            16
       23.02             668,416               .71                  6.95                 .71                   6.95            39
       17.73             459,627               .73                  7.68                 .73                   7.68            28
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
(Unaudited)



SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


--------------------------------------------------------------------------------------------------------------------------
                                         Income from investment operations          Less distributions
                                         ---------------------------------     ----------------------------
                                                                      Net       Dividends
                                                             realized and       from tax-
                               Net Asset           Net    unrealized gain      exempt net     Distributions     Net asset
                         value beginning    investment        (loss) from      investment              from   value end of
                               of period        income      investments**          income     capital gains         period
--------------------------------------------------------------------------------------------------------------------------
 INS. MUNI BOND
--------------------------------------------------------------------------------------------------------------------------
 CLASS A
 6 mos. ended
    8/31/96                     $10.970        $  .274      $(.327)             $(.267)             $    -         $10.650
 Year ended
    2/29/96                      10.400           .542++      .568               (.540)                  -          10.970
 9/6/94 to
    2/28/95                      10.310           .264++      .115               (.273)              (.016)         10.400
 CLASS C
 6 mos. ended
    8/31/96                      10.850           .230       (.315)              (.225)                  -          10.540
 Year ended
   2/29/96                       10.310           .461        .540               (.461)                  -          10.850
 9/7/94 to 2/28/95               10.290           .227++      .075               (.266)              (.016)         10.310
 CLASS R
 6 mos. ended
    8/31/96                      10.920           .282       (.323)              (.279)                  -          10.600
 Year ended
    2/29/96                      10.380           .570        .540               (.570)                  -          10.920
 Year ended 2/28,
    1995                         10.810           .573       (.407)              (.580)              (.016)         10.380
    1994                         10.850           .574        .012               (.565)              (.061)         10.810
    1993                         10.030           .591        .880               (.589)              (.062)         10.850
 Year ended
    2/29/92                       9.690           .612        .425               (.617)              (.080)         10.030
 Year ended 2/28,
    1991                          9.520           .617        .198               (.611)              (.034)          9.690
    1990                          9.350           .627        .262               (.630)              (.089)          9.520
    1989                          9.300           .629        .050               (.629)                  -           9.350
 Year ended
  2/29/88                         9.790           .637++     (.490)              (.637)                  -           9.300
 12/10/86 to
  2/28/87                         9.600           .127++      .190               (.127)                  -           9.790
--------------------------------------------------------------------------------------------------------------------------

 *   Annualized.
 **  Net of taxes, if applicable (note 1).

  + Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable front-end sales charges. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any front-end or contingent deferred sales charges.

  ++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser, if applicable (note 6).

                                  NUVEEN TAX-FREE MUTUAL FUNDS SEMIANNUAL REPORT
                                                                 AUGUST 31, 1996

----------------------------------------------------------------------------------------------------------------------------------
                 |                                                  Ratios/Supplemental data
                 |----------------------------------------------------------------------------------------------------------------
                 |                            Ratio of            Ratio of            Ratio of             Ratio of
                 |                         expenses to      net investment         expenses to       net investment
   Total return  |     Net assets              average   income to average  average net assets    income to average     Portfolio
   on net asset  |  end of period    net assets before   net assets before    after reimburse-     net assets after      turnover
         value+  | (in thousands)        reimbursement   reimbursement                  ment++     reimbursement++           rate
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                 |
         (.46)%  |       $ 57,504                .89%*              5.04%*               .89%*               5.04%*           20%
                 |
        10.90    |         46,943                .92                5.00                 .91                 5.01             27
                 |
         3.84    |         14,097               1.27*               5.28*               1.00*                5.55*            25
                 |
                 |
         (.76)   |          5,152               1.64*               4.29*               1.64*                4.29*            20
                 |
         9.88    |          5,151               1.63                4.34                1.63                 4.34             27
         3.09    |          3,979               1.75*               4.83*               1.75*                4.83*            25
                 |
                 |
         (.35)   |        731,136                .64*               5.29*                .64*                5.29*            20
                 |
        10.94    |        761,956                .63                5.33                 .63                 5.33             27
                 |
         1.85    |        736,702                .64                5.67                 .64                 5.67             25
         5.47    |        745,914                .65                5.21                 .65                 5.21             11
        15.24    |        567,232                .72                5.68                 .72                 5.68             20
                 |
        11.03    |        306,853                .73                6.12                 .73                 6.12             45
                 |
         8.94    |        178,931                .80                6.45                 .80                 6.45             53
         9.73    |        111,806                .83                6.49                 .83                 6.49             78
         7.63    |         66,049                .87                6.83                 .87                 6.83            106
                 |
         2.00    |         41,330                .88                6.65                 .60                 6.93             88
                 |
         3.31    |         13,160               3.50*                .50*                 --                 4.00*            --
----------------------------------------------------------------------------------------------------------------------------------

YOUR
INVESTMENT
PARTNERS

For nearly 100 years,
Nuveen has earned its
reputation as a tax-free income
specialist by focusing on
municipal bonds

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships within these groups based on trust and value is the key to successful investing.

  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

[NUVEEN LOGO]
John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

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